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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

APEXcm SMALL/MID-CAP GROWTH FUND

(APSGX)

Semi-Annual Report

November 30, 2015

(Unaudited)

APEXcm SMALL/MID-CAP GROWTH FUND LETTER TO SHAREHOLDERS	November 30, 2015

Dear APEXcm Small/Mid-Cap Growth Fund Shareholder:

For the six month semi-annual period ended November 30, 2015, the APEX Small/Mid-Cap Growth Fund (the “Fund”) returned -6.37% (net of fees). For the same period the benchmark, Russell 2500 Growth index returned -4.59%. During this period, equity markets were generally weak while exhibiting higher than normal volatility.

APEX PHILOSOPHY

We believe that the best way to provide value-added returns is to identify companies that exhibit certain favorable fundamental advantages and benefit from secular growth trends, allowing us to structure the portfolio in high-conviction areas of longer-term sustainable growth. Embedded in our portfolio construction is the recognition of companies at different stages of their growth cycle, which we designate as “stable” and “emerging” growth stocks. We believe that having the spectrum of growth companies that are truly innovative and growing rapidly, combined with established growth companies, can provide relative stability while allowing the opportunity to drive outperformance versus our benchmark and peers over time. In addition, we believe the SMID style provides the opportunity to invest in higher growth companies and capture a longer period of growth as these companies mature.

MARKET ENVIRONMENT

Macroeconomic events have caused volatility in financial markets to increase. For instance, there was a five-day stretch in August when the S&P 500 Index dropped 11%, which was the first greater than 10% correction in U.S. equity markets since 2011. The reasons for the increased volatility are diverse and complex. Stubborn weakness in the worldwide commodity complex, a slowdown in the Chinese economy, potential interest rate hikes in the U.S., and the resulting policy divergence of the Federal Reserve and other central banks throughout the world are some of the reasons (not necessarily in order of importance) for the heightened volatility. Actions by Japan, China, and others to devalue their currencies in an effort to increase the competitiveness of their economies have made the U.S. dollar stronger. Recently the strength of the U.S. dollar has stoked fears about the fate of emerging market countries, which had issued enormous debt denominated in U.S. dollars. We live in a global economy and U.S. dollar strength has impacted the competitiveness of U.S. exporters while depressing reported earnings of U.S. companies (since dollar strength depresses the growth rate of profits earned abroad).

FUND PERFORMANCE

Relative to the benchmark, the Russell 2500 Growth Index, the Fund benefited from the exposure to Information Technology and Consumer Discretionary and was negatively affected by its weightings in Financials and Health Care. Stock

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selection in Energy and Information Technology contributed to performance while stock selection in Healthcare and Industrials hurt performance. During the period, Healthcare and Industrials were especially weak.

SECTOR OBSERVATIONS

Information Technology: The expected capital expenditure recovery has not come through as corporate America is still digesting the overall macroeconomic environment after the financial crisis. Relative to the benchmark, we have maintained an overweight in Information Technology with our investments in payments and processing companies, which exhibit steady cash flows and less economic cyclicality, providing strong returns from Global Payments, Heartland Payments and Total Systems Services. A major detractor from performance included cybersecurity-focused FireEye where management changes, competition, and valuations priced for perfect execution put downward pressure on the stock.

Financials: The low interest rates and continued regulatory burden have dampened earnings growth within the Financials sector. Banks have been forced to fortify their capital levels by the Federal Reserve. At the same time, valuation levels are reasonable and the U.S. banking system seems to be in pretty good shape to withstand any future stresses. Although the Fund was underweight in this positive-performing sector, performance benefitted from First Republic Bank, which continues to grow at a level that is multiples above peer banks while maintaining a stronger credit profile.

Energy and Materials: These sectors’ stocks have been hurt by oversupply. Oil supply has been driven by the Saudis refusing to be swing producers, in part due to new supply from the U.S. The surplus in Materials has resulted from overbuilding within China or for the Chinese market, which doesn’t need as much as the world can produce. The oil situation may resolve itself quickly if the Saudis decide to revert to their traditional role, but the materials glut is likely to exist for awhile. Although our slight overweight in Energy detracted from performance, stock selection in Core Labs, with its reservoir management platform, held up much better than the production companies during the volatile time.

Health Care: The biotech portion of Health Care had been especially strong the past few years. We have maintained a slight overweight in the Health Care sector with weakness resulting from political risk related to drug pricing, potential for setbacks in drug pipelines, and overvaluation of nascent biotech companies. A biotech company in our portfolio, Receptos, was acquired at a healthy premium and returned 40% during the period. The Specialty Pharmaceuticals portion of Health Care has come under pressure because of the heightened awareness of Valeant Pharmaceutical-like business models. (i.e., acquire older drugs, cut R&D, and raise prices). This hurt our investments in drug companies Horizon Pharmaceutical and AMAG Pharmaceutical. Also, we were successful with our investment in DexCom, a leader in continuous glucose monitoring systems used in diabetes care; however several successes were offset by quality businesses such as Medivation and Akorn exhibiting harsh pullbacks from their successful advances.

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Consumer Discretionary: In spite of low oil prices, Consumer Discretionary had disappointing earnings because of an unusually warm winter, thanks to El Nino. Department stores continued to perform poorly, but the Entertainment industry did well due to a slew of new movie releases. The Auto industry also continued to show resilience. Although slightly underweight the Consumer Discretionary sector, our continued focus on the strategic advantages of e-commerce platforms once again provided positive contribution to the Fund’s portfolio, as Expedia performed very well during the fiscal period. With its continued success and acquisition spree, Expedia reached our capitalization limit, and we sold it during the period.

Consumer Staples: Although a big beneficiary of lower oil prices, we have maintained an underweight position as this traditionally defensive sector has been weak due to a combination of low growth and stretched valuation metrics relative to growth. Hain Celestial continues to grow its natural/organic footprint world-wide, but it had disappointing results during the fiscal period.

Industrials: Weakness in Industrials was driven by the economic malaise throughout the world, the lack of pricing power, and the lack of demand in a slow growth environment. We have maintained an underweight in Industrials given the sector’s sensitivity to declining GDP growth, the declining energy markets, and the slowdown in China. We have focused on more service-oriented opportunities (e.g., Robert Half, Proto Labs, and Towers Watson) as well as the Aerospace and Defense industries. We continue to evaluate areas that may benefit from the global recovery, such as Europe and Japan, but remain cautious given the slow capital expenditure recovery, and subdued signs of a reacceleration in global growth. During the reporting period, Westinghouse Air Brake underperformed as the slowdown in passenger and freight rails, as well as delay in the implementation of positive train control, impacted the Company’s projected guidance. Also, Avis Budget Group performed poorly as the consolidating industry continues to put turf war pressure on rental pricing. As we evaluate moving forward, the risk-reward calculus (attractive valuations) has improved dramatically, but any additional commitment is dependent on a bottoming in oil and reacceleration of global growth.

OUTLOOK

At Apex, one of the foundations of our firm is focusing on the long-term sustainability of secular growth trends. During challenging times, we remain committed to the opportunities provided in such areas as payments and processing, consumer mobility, big data and cloud computing, the U.S. manufacturing renaissance, personalized medicine and genomics, and energy independence. As we navigate through the early stages of the self-sustaining U.S. economy, coupled with global growth concerns and the divergence of global monetary policies, our emphasis will continue to be on selective opportunities that could benefit from these trends. We are monitoring the strength of the employment markets and the service economy with its notable wage pressures and corresponding margin impact as well as the current deterioration in the credit markets. In our stable growth names, we will continue to focus on balance sheet flexibility (as depicted by accelerating cash flow) along with organic revenue and earnings growth. These companies should also be more levered to U.S. growth, with

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identified catalysts and capital deployment strategies. While maintaining our emphasis on the long-term, emerging growth companies in key strategic areas will be highly scrutinized in order to determine their viability in this more volatile environment.

Thank you for your continued confidence in the APEXcm Small/Mid Cap Growth Fund.

Sincerely,

Nitin N. Kumbhani

President and Chief Investment Officer

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-575-4800.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.apexcmfund.com or call 1-888-575-4800 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The APEXcm Small/Mid Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

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APEXcm SMALL/MID-CAP GROWTH FUND
PORTFOLIO INFORMATION
November 30, 2015 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Total System Services, Inc.	3.1%
Global Payments, Inc.	2.8%
Autoliv, Inc.	2.4%
Foot Locker, Inc.	2.3%
CBRE Group, Inc. - Class A	2.2%
Tableau Software, Inc. - Class A	2.1%
Heartland Payment Systems, Inc.	2.0%
IAC/InterActiveCorp	2.0%
Wabtec Corp.	2.0%
First Republic Bank/CA	2.0%

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS November 30, 2015 (Unaudited)

COMMON STOCKS — 95.9%	Shares	Value
Consumer Discretionary — 15.6%
Auto Components — 2.4%
Autoliv, Inc.	53,110	$6,682,831

Hotels, Restaurants & Leisure — 2.2%
Dunkin' Brands Group, Inc.	57,347	2,432,660
Wyndham Worldwide Corp.	50,506	3,834,416
		6,267,076
Media — 1.1%
IMAX Corp. *	80,930	3,065,628

Multi-Line Retail — 2.0%
Burlington Stores, Inc. *	77,549	3,730,882
Dillard's, Inc. - Class A	23,892	1,791,900
		5,522,782
Specialty Retail — 5.5%
Foot Locker, Inc.	99,560	6,471,400
Signet Jewelers Ltd.	31,325	4,115,792
Williams-Sonoma, Inc.	80,207	5,079,509
		15,666,701
Textiles, Apparel & Luxury Goods — 2.4%
Carter's, Inc.	29,983	2,585,434
Sketchers U.S.A., Inc. - Class A *	136,556	4,123,991
		6,709,425
Consumer Staples — 1.0%
Food Products — 1.0%
Hain Celestial Group, Inc. (The) *	63,405	2,707,393

Energy — 2.8%
Energy Equipment & Services — 0.7%
Core Laboratories N.V.	16,430	1,941,205

Oil, Gas & Consumable Fuels — 2.1%
Carrizo Oil & Gas, Inc. *	75,357	3,042,916
Diamondback Energy, Inc. *	38,089	2,971,704
		6,014,620
Financials — 5.6%
Banks — 2.0%
First Republic Bank/CA	80,757	5,560,927

Diversified Financial Services — 1.4%
Interactive Brokers Group, Inc. - Class A	50,492	2,189,333
MarketAxess Holdings, Inc.	17,975	1,919,370
		4,108,703

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Financials — 5.6% (Continued)
Real Estate Management & Development — 2.2%
CBRE Group, Inc. - Class A *	166,447	$6,236,769

Health Care — 21.7%
Biotechnology — 6.2%
Agios Pharmaceuticals, Inc. *	13,518	873,128
AMAG Pharmaceuticals, Inc. *	23,135	615,854
Enanta Pharmaceuticals, Inc. *	80,509	2,536,034
Isis Pharmaceuticals, Inc. *	78,948	4,818,986
Medivation, Inc. *	96,997	4,101,033
Momenta Pharmaceuticals, Inc. *	69,435	1,240,109
Radius Health, Inc. *	13,210	803,300
United Therapeutics Corp. *	15,343	2,341,802
		17,330,246
Health Care Equipment & Supplies — 4.1%
Align Technology, Inc. *	63,440	4,233,986
DexCom, Inc. *	47,385	4,028,673
IDEXX Laboratories, Inc. *	39,599	2,804,401
Tandem Diabetes Care, Inc. *	52,165	537,821
		11,604,881
Health Care Providers & Services — 2.7%
Centene Corp. *	70,297	4,059,652
Universal Health Services, Inc. - Class B	29,634	3,601,124
		7,660,776
Health Care Technology — 1.6%
Medidata Solutions, Inc. *	66,009	3,025,192
Veeva Systems, Inc. - Class A *	51,345	1,481,817
		4,507,009
Life Sciences Tools & Services — 3.1%
ICON plc *	53,796	3,998,657
WuXi PharmaTech (Cayman), Inc. - ADR *	104,887	4,793,336
		8,791,993
Pharmaceuticals — 4.0%
Akorn, Inc. *	118,217	3,936,626
Horizon Pharma plc *	95,331	2,052,476
Jazz Pharmaceuticals plc *	23,623	3,462,896
Supernus Pharmaceuticals, Inc.*	113,017	1,826,355
		11,278,353
Industrials — 13.8%
Aerospace & Defense — 0.7%
B/E Aerospace, Inc.	41,396	1,913,323

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Industrials — 13.8% (Continued)
Machinery — 5.3%
Middleby Corp. (The) *	37,335	$4,108,343
Nordson Corp.	45,297	3,285,391
Proto Labs, Inc. *	29,591	2,003,015
Wabtec Corp.	69,765	5,589,572
		14,986,321
Professional Services — 3.4%
Robert Half International, Inc.	84,208	4,309,765
Towers Watson & Co. - Class A	38,658	5,199,888
		9,509,653
Road & Rail — 2.5%
Avis Budget Group, Inc. *	61,896	2,314,291
Old Dominion Freight Line, Inc. *	75,487	4,809,277
		7,123,568
Trading Companies & Distributors — 1.9%
HD Supply Holdings, Inc. *	169,545	5,362,708

Information Technology — 33.0%
Communications Equipment — 4.6%
Ciena Corp. *	156,361	3,915,279
F5 Networks, Inc. *	40,395	4,160,685
Infinera Corp. *	218,832	4,928,097
		13,004,061
Electronic Equipment, Instruments & Components — 0.8%
Dolby Laboratories, Inc. - Class A	67,648	2,339,268

Internet Software & Services — 5.5%
Bitauto Holdings Ltd. - ADR *	49,174	1,320,322
IAC/InterActiveCorp	89,094	5,594,212
MercadoLibre, Inc.	43,854	5,404,567
YY, Inc. - ADR *	51,197	3,101,514
		15,420,615
IT Services — 10.4%
Gartner, Inc. *	34,079	3,179,571
Global Payments, Inc.	110,704	7,843,378
Heartland Payment Systems, Inc.	72,589	5,759,211
Sabre Corp.	130,474	3,817,669
Total System Services, Inc.	155,735	8,714,931
		29,314,760
Semiconductors & Semiconductor Equipment — 1.9%
Entegris, Inc. *	205,633	2,800,721
Power Integrations, Inc.	50,003	2,585,155
		5,385,876

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Information Technology — 33.0% (Continued)
Software — 9.8%
ACI Worldwide, Inc. *	130,935	$3,079,591
BroadSoft, Inc. *	43,156	1,727,535
FireEye, Inc. *	65,311	1,494,316
Fortinet, Inc. *	120,436	4,338,105
Guidewire Software, Inc. *	26,295	1,560,082
Manhattan Associates, Inc. *	43,832	3,357,531
Splunk, Inc.*	71,161	4,234,080
Tableau Software, Inc. - Class A *	59,844	5,806,663
Verint Systems, Inc. *	47,539	2,227,202
		27,825,105
Materials — 2.4%
Containers & Packaging — 1.3%
Silgan Holdings, Inc.	67,545	3,669,720

Paper & Forest Products — 1.1%
KapStone Paper and Packaging Corp.	127,439	3,092,945

Total Common Stocks (Cost $259,981,004)		$270,605,241

MONEY MARKET FUNDS — 4.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a) Cost ($11,239,141)	11,239,141	$11,239,141

TotalInvestments at Value — 99.9% (Cost $271,220,145)		$281,844,382

Other Assets in Excess of Liabilities — 0.1%		412,339

Net Assets — 100.0%		$282,256,721

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2015 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$271,220,145
At value (Note 2)	$281,844,382
Dividends receivable	165,144
Receivable for capital shares sold	1,182,429
Other assets	27,074
Total assets	283,219,029

LIABILITIES
Payable for investment securities purchased	617,987
Payable for capital shares redeemed	107,955
Payable to Adviser (Note 4)	190,136
Payable to administrator (Note 4)	32,450
Other accrued expenses	13,780
Total liabilities	962,308

NET ASSETS	$282,256,721

NET ASSETS CONSIST OF:
Paid-in capital	$267,568,721
Accumulated net investment loss	(1,161,445)
Accumulated net realized gains from security transactions	5,225,208
Net unrealized appreciation on investments	10,624,237
NET ASSETS	$282,256,721

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	17,295,086

Net asset value, offering price and redemption price per share (Note 2)	$16.32

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes of $2,486)	$607,426

EXPENSES
Investment advisory fees (Note 4)	1,308,005
Administration fees (Note 4)	129,556
Fund accounting fees (Note 4)	28,095
Registration and filing fees	26,088
Professional fees	19,143
Custody and bank service fees	16,743
Transfer agent fees (Note 4)	16,638
Compliance fees (Note 4)	14,084
Postage and supplies	6,673
Trustees' fees and expenses (Note 4)	4,167
Insurance expense	1,879
Other expenses	8,601
Total expenses	1,579,672
Less fee reductions by the Adviser (Note 4)	(206,265)
Net expenses	1,373,407

NET INVESTMENT LOSS	(765,981)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	4,852,122
Net change in unrealized appreciation/depreciation on investments	(20,938,487)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(16,086,365)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,852,346)

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM OPERATIONS
Net investment loss	$(765,981)	$(704,526)
Net realized gains from security transactions	4,852,122	830,411
Net change in unrealized appreciation (depreciation) on investments	(20,938,487)	21,795,162
Net increase (decrease) in net assets resulting from operations	(16,852,346)	21,921,047

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	88,949,597	154,037,822
Payments for shares redeemed	(30,585,661)	(23,690,438)
Net increase in net assets from capital share transactions	58,363,936	130,347,384

TOTAL INCREASE IN NET ASSETS	41,511,590	152,268,431

NET ASSETS
Beginning of period	240,745,131	88,476,700
End of period	$282,256,721	$240,745,131

ACCUMULATED NET INVESTMENT LOSS	$(1,161,445)	$(395,464)

CAPITAL SHARE ACTIVITY
Shares sold	5,357,671	9,429,777
Shares redeemed	(1,870,844)	(1,443,740)
Net increase in shares outstanding	3,486,827	7,986,037
Shares outstanding at beginning of period	13,808,259	5,822,222
Shares outstanding at end of period	17,295,086	13,808,259

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Nov. 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$17.43		$15.20	$12.69	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)	(0.03)	0.04	(b)
Net realized and unrealized gains (losses) on investments	(1.07)		2.27	2.60	2.72
Total from investment operations	(1.11)		2.23	2.57	2.76

Less distributions:
From net investment income	—		—	—	(0.07)
From net realized gains	—		—	(0.06)	—
Total distributions	—		—	(0.06)	(0.07)

Net asset value at end of period	$16.32		$17.43	$15.20	$12.69

Total return (c)	(6.37%	)(d)	14.67%	20.26%	27.65	%(d)

Net assets at end of period (000's)	$282,257		$240,745	$88,477	$13,153

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.21	%(e)	1.26%	1.49%	4.87	%(e)

Ratio of net expenses to average net assets (f)	1.05	%(e)	1.05%	1.05%	1.05	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.59%	)(e)	(0.48%)	(0.38%)	0.26	%(e)

Portfolio turnover rate	9	%(d)	58%	47%	18	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2012) through May 31, 2013.
(b)	Calculated using weighted average shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Unaudited)

1. Organization

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on June 29, 2012.

The investment objective of the Fund is long-term capital growth.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

14

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – other significant observable inputs

● Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$270,605,241	$—	$—	$270,605,241
Money Market Funds	11,239,141	—	—	11,239,141
Total	$281,844,382	$—	$—	$281,844,382

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

15

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund will distribute to shareholders any net investment income and net realized capital gains at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended November 30, 2015 or May 31, 2015.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2015:

Tax cost of portfolio investments	$271,232,232
Gross unrealized appreciation	$32,453,671
Gross unrealized depreciation	(21,841,521)
Net unrealized appreciation	10,612,150
Accumulated net investment loss	(1,161,445)
Undistributed long term gains	385,173
Other gains	4,852,122
Accumulated earnings	$14,688,000

16

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal income tax cost of portfolio investments and the tax components of accumulated earnings may temporarily differ from the financial statement cost of portfolio investments and components of net assets (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2013 through May 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $76,573,686 and $22,357,425, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Apex Capital Management, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until October 1, 2017, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of the Fund (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% of the Fund’s average daily net assets. Accordingly, during the six months ended November 30, 2015, the Adviser reduced its advisory fees in the amount of $206,265.

17

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual operating expenses of the Fund to exceed 1.05% of average daily net assets. As of November 30, 2015, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2016	$77,487
May 31, 2017	223,293
May 31, 2018	317,860
November 30, 2018	206,265

Certain officers of the Fund are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. In addition, each Independent Trustee receives a $500 annual retainer from the Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Fund for their services.

18

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINICIPAL HOLDERS OF FUND SHARES

As of November 30, 2015, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
UBS Financial Services, Inc. (for the benefit of its customers)	37%
Charles Schwab & Company, Inc. (for the benefit of its customers)	26%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2015, the Fund had 33.0% of the value of its net assets invested in stocks within the Information Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

19

APEXcm SMALL/MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2015) and held until the end of the period (November 30, 2015).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

20

APEXcm SMALL/MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$936.30	$5.10
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.80	$5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-575-4800. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

BARROW VALUE OPPORTUNITY FUND

(BALIX)

BARROW LONG/SHORT OPPORTUNITY FUND

(BFSLX)

Semi-Annual Report

November 30, 2015
(Unaudited)

BARROW VALUE OPPORTUNITY FUND LETTER TO SHAREHOLDERS	December 22, 2015

Dear Shareholder,

We are pleased to report on the status and performance of the Barrow Value Opportunity Fund (“the Fund”) for the six months ended November 30, 2015.

We believe that the Fund owns a well-positioned portfolio of equity interests in excellent businesses at attractive valuations. This portfolio is highly diversified by market capitalization segments (large, middle, small), industry sectors, and issuers. In selecting investments for the Fund, we search for businesses that feature high returns on capital, wide operating margins, and low debt loads. Based on our estimates of intrinsic value, we believe our portfolio’s valuation is attractively low on an absolute basis and less expensive than the U.S. stock market as represented by the S&P 500® Index (the “S&P 500”).

On August 30, 2013, the Fund was reorganized as a mutual fund from a private limited partnership, which had commenced operations on December 31, 2008. Please refer to the Performance Information on pages 4 and 5 for a summary of Fund performance versus the S&P 500 over various periods since the Fund’s inception.

The Fund’s long-term performance has been excellent relative to the S&P 500. The Fund has exceeded the total return of the S&P 500 in five of the past six calendar years1. During the most recent six months ended November 30, 2015, the Fund returned -1.47% net of all fees and expenses, which underperformed the S&P 500 by 1.26%. This underperformance is primarily attributable to the Fund’s mid-cap and small-cap positions.

Barrow Street Advisors, LLC (the “Adviser”) continues to use its proprietary private-equity approach to uncover companies that exhibit its Quality-meets-Value criteria. Based on extensive research by the Adviser, the Fund seeks to generate long-term capital appreciation by investing in companies with fundamental operating and financial attributes representative of both quality and value. To increase the Fund’s chances for success, we invest in a variety of positions that are diversified across market capitalization and industry sectors.

Over the past six months, we uncovered 44 new investment opportunities, composed of 20 small-caps, 12 mid-caps, and 12 large-caps, and representing seven different industry sectors. We believe all of these new additions to the Fund’s portfolio are excellent companies with strong balance sheets. These companies are generally using their ample free cash flow to: a) re-invest in growth opportunities at high rates of return on investment; b) pay dividends; c) repurchase stock at attractive valuations; and/or d) retire outstanding debt.

In keeping with our practice since the beginning of 2009, over the past six months the Fund’s investments were sourced by taking account of the opportunity set of all companies in our broad investment universe each time we committed capital to a new position. We think this approach allows us to uncover excellent investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market capitalizations, while avoiding the destructive behavioral biases inherent in concentrated-stock and sector-specialized investing.

Seven of the Fund’s holdings were announced as take-over targets over the past six months, which was approximately twice the market average. The Fund has had investments in 74 take-overs since December 31, 20081, or roughly quadruple the market average2. The control premiums we have captured by virtue of holding stocks that end up being merger targets has made repeated and meaningful contributions to the Fund’s total returns, and we expect continued benefits from this effect going forward. We typically sell companies from the Fund’s portfolio soon after they are announced as take-over targets and re-invest that capital.

Over the past six months, the Fund’s portfolio generated total returns, before fees and expenses, of -0.97%, including +5.44% for large-caps, -2.86% for mid-caps and -1.91% for small-caps. This compares to -0.21% for the S&P 500 (for large-caps), -3.32% for the S&P 400 Midcap (for mid-caps), and -3.21% for the Russell 2000 (for small-caps) over the same period. The Fund’s sectors with the best absolute performance were Consumer Staples and Health Care, which generated total returns of +10.89% and +4.99%, respectively. The Fund’s sectors with the worst absolute performance were Materials and Industrials, which returned -9.28% and -8.83%, respectively.

You can find additional commentary and reports about the Adviser’s management of the Fund’s portfolio on the Barrow Funds’ website (www.barrowfunds.com), including our unique “consolidated look-through” report in which we compare the portfolio of the Fund with the S&P 500 as if they were both public holding companies like Berkshire Hathaway. The consolidated look-through analysis is another example of how we look at the Fund’s portfolio through a private-equity lens. We focus on the key characteristics of good business, such as total enterprise value (not just equity market capitalization), unleveraged cash flow, return on capital, leverage, growth, and insider ownership. We believe this unique approach has served our investors well, and we remain confident in the future.

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Co-Portfolio Manager,	Co-Portfolio Manager,	Principal,
Investment Committee	Investment Committee	Investment Committee

[1]

The investment related and performance information discussed above for periods prior to Barrow Value Opportunity Fund’s reorganization date (August 30, 2013) are based on the activities of the Fund’s predecessor, the Barrow Street Fund L.P., an unregistered limited partnership managed by the portfolio managers of Barrow Value Opportunity Fund (the “Predecessor Private Fund”). The Predecessor Private Fund was reorganized into the Institutional Class shares of the Barrow Value Opportunity Fund on August 30, 2013, the date that the Fund commenced operations (the “Reorganization”). Barrow Value Opportunity Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The performance information shows the Predecessor Private Fund’s returns calculated using the actual fees and expenses charged by the Predecessor Private Fund. This prior performance is net of management fees and other expenses, but does not include the effect of the Predecessor Private Fund’s performance fee, which was in place until October 7, 2012. Prior to the Reorganization, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements, and other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected Barrow Value Opportunity Fund’s performance.

[2]

The frequency of merger and acquisition (“M&A”) activity in the Fund’s portfolio is calculated on a quarterly basis by dividing the cumulative number of portfolio holdings that have been announced as merger or acquisition targets by the cumulative number of unique holdings held in the Fund’s portfolio. The frequency of M&A activity in the market is calculated on a quarterly basis by dividing the cumulative number of publicly-traded U.S. common stocks that have been announced as acquisition targets per Bloomberg by the total universe of publicly-traded U.S. common stocks as identified by Bloomberg (approximately 10,000).

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements.Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates.Past performance is not a guarantee of future results.

BARROW VALUE OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Barrow Value Opportunity Fund(a)
versus the S&P 500® Index

Average Annual Total Returns For the periods ended November 30, 2015
	1 Year	5 Years	Since Inception(c)
Barrow Value Opportunity Fund(a)(b)	4.67%	15.00%	16.79%
S&P 500® Index	2.75%	14.40%	15.27%

BARROW VALUE OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2015 (Unaudited) (Continued)

Comparison of Yearly Returns with the S&P 500® Index
For the periods ended November 30, 2015(a)
	Barrow Value Opportunity Fund	S&P 500® Index	Difference
Yearly Total Returns for Calendar Years:
2009	30.10%	26.46%	3.64%
2010	18.75%	15.06%	3.69%
2011	5.50%	2.11%	3.39%
2012	18.77%	16.00%	2.77%
2013	36.69%	32.39%	4.30%
2014	5.13%	13.69%	(8.56%)
2015 (through 11/30/15)	5.14%	3.01%	2.13%

Total Return Since Inception (not annualized, as of 11/30/15)	192.51%	167.23%	25.28%

(a)

The Barrow Value Opportunity Fund (the "Fund") performance includes the performance of the Barrow Street Fund L.P. (the "Predecessor Private Fund"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Predecessor Private Fund was reorganized into the Fund at the close of business on August 30, 2013 (the "Reorganization"), the date the Fund commenced operations. The Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Private Fund. The performance of the Predecessor Private Fund is net of management fees of 1.50% of assets but does not include the effect of a 20% performance fee which was in place until October 7, 2012. Prior to the Reorganization, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended. If such restrictions had been applicable, they might have adversely affected the Predecessor Private Fund’s performance.

(b)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(c)	Represents the period from December 31, 2008(a) through November 30, 2015.

BARROW LONG/SHORT OPPORTUNITY FUND LETTER TO SHAREHOLDERS	December 22, 2015

Dear Shareholder,

We are pleased to report on the status and performance of the Barrow Long/Short Opportunity Fund (“the Fund”) for the six months ended November 30, 2015.

We believe the Fund owns a well-positioned long portfolio of equity positions in excellent businesses at attractive valuations that feature high returns on capital, wide operating margins, and low debt load. The Fund also maintains short positions the common stock of companies that we believe represent poor business characteristics and are trading at high prices. The Fund’s long and short portfolios are highly diversified by market cap segments (large, mid, small), industry sectors, and issuers.

We believe the Fund is well positioned to do well in most future market conditions, especially a bear market. In our opinion, the Fund’s long and short portfolios are cheap and expensive, respectively, on an absolute basis and in relation to the U.S. stock market as represented by the S&P 500® Index (“S&P 500”). We believe the Fund’s short portfolio provides a meaningful hedge against the market’s potential downside volatility.

For the six months ended November 30, 2015, the Fund posted a total return of +3.39%, which compares to -0.21% for the S&P 500 and -4.44% for the HFRI Equity Hedge Index. The Fund outperformed the S&P 500 due primarily to the significant negative return of its short portfolio, which generated a positive return for the Fund.

The Fund maintains a target gross exposure of approximately 220% of its net assets, with long exposure of 130%, short exposure of 90%, and net exposure of 40%. For the six months ended November 30, 2015, the Fund’s long portfolio generated an unleveraged total return before fees and expenses of -0.97%, which underperformed the S&P 500 by 0.76%. This underperformance is primarily attributable to the Fund’s mid-cap and small-cap long positions. With respect to its short portfolio, the Fund experienced attractive performance as the companies that the Fund sold short had a negative overall return (positive for the Fund). The Fund’s short portfolio generated an unleveraged total return, before fees and expenses, of -5.98%, or 5.77% less than the S&P 500, with strong contributions from all three market cap segments.

Barrow Street Advisors, LLC (the “Adviser”) continues to use its proprietary private equity approach to uncover companies that exhibit its Quality-meets-Value criteria. Based on extensive research by the Adviser, the Fund seeks to generate above-average returns through capital appreciation by investing long in companies with fundamental operating and financial attributes representative of both quality and value and selling short companies of both lower quality and high price. Using this approach the Fund continued to uncover potential opportunities to: 1) purchase quality companies trading at temporary discounts to their intrinsic values; and 2) sell short the stock of lower quality companies trading at prices well above their intrinsic values. To increase the Fund’s chances for success, we invest in a variety of positions diversified across market capitalization and industry sectors.

Over the past six months, we uncovered 44 new long opportunities in seven industry sectors, including 20 small-caps, 12 mid-caps, and 12 large-caps. We believe all of these new additions to the Fund’s portfolio are excellent companies with strong balance sheets. They are generally using their ample free cash flow to: a) re-invest in growth opportunities at high rates of return on investment; b) pay dividends; c) repurchase stock at attractive valuations; and/or d) retire outstanding debt. In tandem, we initiated 228 new short positions, including 113 small-caps, 57 mid-caps and 58 large-caps. We believe these companies are overpriced and exhibit weak quality characteristics.

In keeping with our past practice, over the past six months the Fund’s investments were sourced by taking account of the opportunity set of all companies in our broad investment universe each time we committed capital to a new position. We think this approach allows us to uncover excellent investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market capitalizations while avoiding the destructive behavioral biases inherent in concentrated-stock and sector-specialized investing.

Seven of the Fund’s long positions were announced as take-over targets over the past six months, which was approximately twice the market average. On the short side, 28 of the Fund’s positions were announced as take-over targets over the past six months, which was approximately twice the market average1. The control premiums we have captured by virtue of holding stocks that end up being merger targets has made repeated and meaningful contributions to the Fund’s total returns, and we expect continued benefits from this effect going forward. We typically sell companies from the Fund’s portfolio soon after they are announced as take-over targets and re-invest that capital.

Over the past six months, the Fund’s long portfolio generated unleveraged total returns before fees and expenses of -0.97%, including +5.44% for large-caps, -2.86% for mid-caps and -1.91% for small-caps. This compares to -0.21% for the S&P 500 (for large-caps), -3.32% for the S&P 400 Midcap (for mid-caps), and -3.21% for the Russell 2000 (for small-caps). The Fund’s sectors with the best absolute performance were Consumer Staples and Health Care, which generated total returns of +10.89% and +4.99%, respectively. The Fund’s sectors with the worst absolute performance were Materials and Industrials, which returned -9.28% and -8.83%, respectively.

Over the same period, the Fund’s short portfolio generated total returns before fees and expenses of -2.23% for large-caps, -8.61% for mid-caps and -5.17% for small-caps. The Fund’s sectors with the best absolute performance were Energy and Materials, which returned -20.80% and -18.71%, respectively. The Fund’s sectors that did least well were Consumer Staples and Health Care, which generated total returns of +3.35% and -3.60%, respectively.

You can find more information about the Fund’s portfolio on the Barrow Funds website (www.barrowfunds.com), including our unique “consolidated look-through” report in which we compare the portfolio of the Fund with the S&P 500 as if they were public holding companies like Berkshire Hathaway. The consolidated look-through analysis is another example of how we look at the Fund’s portfolio through a private equity lens. We focus on the key characteristics of good business, such as total enterprise value (not just equity market capitalization), unleveraged cash flow, return on capital, leverage, growth, and insider ownership. We believe this unique approach has served our investors well, and we remain confident in the future.

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Co-Portfolio Manager,	Co-Portfolio Manager,	Principal,
Investment Committee	Investment Committee	Investment Committee

[1]

The frequency of merger and acquisition (“M&A”) activity in the Fund’s portfolio is calculated on a quarterly basis by dividing the cumulative number of portfolio holdings that have been announced as merger or acquisition targets by the cumulative number of unique holdings held in the Fund’s portfolio. The frequency of M&A activity in the market is calculated on a quarterly basis by dividing the cumulative number of publicly-traded U.S. common stocks that have been announced as acquisition targets per Bloomberg by the total universe of publicly-traded U.S. common stocks as identified by Bloomberg (approximately 10,000).

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements.Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates.Past performance is not a guarantee of future results.

BARROW LONG/SHORT OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Barrow Long/Short Opportunity Fund
versus the S&P 500® Index

Average Annual Total Returns For the periods ended November 30, 2015
	1 Year	Since Inception(b)
Barrow Long/Short Opportunity Fund(a)	7.53%	5.14%
S&P 500® Index	2.75%	13.68%

(a)	The Fund's total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on August 30, 2013.

BARROW VALUE OPPORTUNITY FUND
PORTFOLIO INFORMATION
November 30, 2015 (Unaudited)

Sector Diversification

Top 10 Equity Holdings

Security Description	% of Net Assets
Western Refining, Inc.	1.9%
H&R Block, Inc.	1.7%
WD-40 Company	1.7%
Herbalife Ltd.	1.7%
USANA Health Sciences, Inc.	1.7%
Omnicom Group, Inc.	1.5%
AmSurg Corporation	1.5%
Vector Group Ltd.	1.4%
RPX Corporation	1.4%
National Beverage Corporation	1.4%

BARROW LONG/SHORT OPPORTUNITY FUND
PORTFOLIO INFORMATION
November 30, 2015 (Unaudited)

Net Sector Exposure Diversification*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings	Top 10 Short Equity Holdings

Security Description	% of Net Assets	Security Description	% of Net Assets
Western Refining, Inc.	2.4%	Dean Foods Company	0.9%
H&R Block, Inc.	2.2%	Calavo Growers, Inc.	0.8%
WD-40 Company	2.1%	Coca-Cola Bottling Company Consolidated	0.8%
Herbalife Ltd.	2.1%	Casey's General Stores, Inc.	0.7%
USANA Health Sciences, Inc.	2.1%	Fresh Del Monte Produce, Inc.	0.7%
Omnicom Group, Inc.	1.9%	Snyder's-Lance, Inc.	0.7%
AmSurg Corporation	1.9%	Boulder Brands, Inc.	0.7%
Vector Group Ltd.	1.8%	Anderson's, Inc. (The)	0.7%
RPX Corporation	1.7%	TreeHouse Foods, Inc.	0.6%
National Beverage Corporation	1.7%	Natural Grocers by Vitamin Cottage, Inc.	0.5%

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS November 30, 2015 (Unaudited)

COMMON STOCKS — 99.6%	Shares	Value
Consumer Discretionary — 19.4%
Auto Components — 1.2%
Gentex Corporation	11,845	$198,226
Motorcar Parts of America, Inc. (a)	2,330	93,340
Visteon Corporation (a)	930	111,516
		403,082
Automobiles — 0.9%
Thor Industries, Inc.	5,546	321,224

Diversified Consumer Services — 1.7%
H&R Block, Inc. (b)	16,422	602,523

Hotels, Restaurants & Leisure — 0.4%
Interval Leisure Group, Inc. (b)	7,893	123,289

Household Durables — 0.5%
GoPro, Inc. - Class A (a)	4,262	86,945
Tupperware Brands Corporation (b)	1,844	104,684
		191,629
Internet & Catalog Retail — 0.5%
Lands' End, Inc. (a)	7,207	173,256

Leisure Products — 1.8%
Nautilus, Inc. (a)	11,565	222,164
Polaris Industries, Inc.	322	33,948
Smith & Wesson Holding Corporation (a)	11,083	203,262
Sturm, Ruger & Company, Inc.	3,176	165,470
		624,844
Media — 5.1%
Crown Media Holdings, Inc. - Class A (a)	29,414	166,777
Interpublic Group of Companies, Inc. (b)	19,847	456,481
MSG Networks, Inc. - Class A (a)	4,766	94,271
National CineMedia, Inc.	12,946	205,453
Omnicom Group, Inc. (b)	7,219	533,629
Scripps Networks Interactive, Inc. - Class A	2,236	127,005
TEGNA, Inc.	1,266	35,765
Time, Inc.	5,157	85,812
Viacom, Inc. - Class B	1,486	73,988
		1,779,181

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.6% (Continued)	Shares	Value
Consumer Discretionary — 19.4% (Continued)
Specialty Retail — 5.7%
Bed Bath & Beyond, Inc. (a)(b)	1,366	$74,474
Buckle, Inc. (The) (b)	5,516	175,133
Cato Corporation (The) - Class A (b)	4,423	173,735
Foot Locker, Inc. (b)	1,085	70,525
Francesca's Holdings Corporation (a)	16,669	248,868
GameStop Corporation - Class A (b)	13,432	470,523
Gap, Inc. (The)	2,485	66,424
GNC Holdings, Inc. - Class A	2,856	85,137
Michaels Companies, Inc. (The) (a)	2,861	63,543
Outerwall, Inc. (b)	7,115	440,419
Winmark Corporation	971	92,731
Zumiez, Inc. (a)	1,425	21,503
		1,983,015
Textiles, Apparel & Luxury Goods — 1.6%
Coach, Inc.	1,790	56,868
Deckers Outdoor Corporation (a)	1,297	63,475
Fossil Group, Inc. (a)	1,006	38,701
Iconix Brand Group, Inc. (a)(b)	1,584	11,152
Steven Madden Ltd. (a)(b)	10,770	343,563
Tumi Holdings, Inc. (a)	2,009	35,479
		549,238
Consumer Staples — 22.6%
Beverages — 3.1%
Boston Beer Company, Inc. (The) - Class A (a)	436	93,138
Dr Pepper Snapple Group, Inc. (b)	4,637	416,171
National Beverage Corporation (a)(b)	11,029	479,210
PepsiCo, Inc.	1,046	104,767
		1,093,286
Food & Staples Retailing — 1.2%
CVS Health Corporation	379	35,660
Fresh Market, Inc. (The) (a)	10,190	244,356
Smart & Final Stores, Inc. (a)	4,991	87,692
Sprouts Farmers Market, Inc. (a)	2,743	66,189
		433,897
Food Products — 5.1%
B&G Foods, Inc. (b)	6,207	234,500
Cal-Maine Foods, Inc.	4,999	272,496
Hormel Foods Corporation	1,146	85,858
John B. Sanfilippo & Son, Inc.	2,917	167,873

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.6% (Continued)	Shares	Value
Consumer Staples — 22.6% (Continued)
Food Products — 5.1% (Continued)
Kellogg Company	1,415	$97,310
Keurig Green Mountain, Inc.	3,567	186,911
Lancaster Colony Corporation (b)	2,335	271,467
Mead Johnson Nutrition Company	432	34,815
Mondelēz International, Inc. - Class A	767	33,487
Pilgrim's Pride Corporation (b)	6,292	135,467
Pinnacle Foods, Inc.	5,053	220,008
Seaboard Corporation (a)	10	33,000
		1,773,192
Household Products — 2.4%
Clorox Company (The)	1,810	224,983
WD-40 Company (b)	6,042	596,768
		821,751
Personal Products — 4.8%
Avon Products, Inc.	4,899	16,902
Herbalife Ltd. (a)(b)	10,027	578,859
Natural Health Trends Corporation	4,211	203,770
Nu Skin Enterprises, Inc. - Class A	5,918	206,361
Revlon, Inc. - Class A (a)	2,766	75,733
USANA Health Sciences, Inc. (a)(b)	4,311	577,415
		1,659,040
Tobacco — 6.0%
Altria Group, Inc. (b)	7,910	455,616
Philip Morris International, Inc. (b)	5,089	444,727
Reynolds American, Inc. (b)	10,091	466,709
Universal Corporation	4,018	227,178
Vector Group Ltd. (b)	19,459	492,507
		2,086,737
Energy — 10.4%
Energy Equipment & Services — 2.7%
Forum Energy Technologies, Inc. (a)	4,997	78,253
Halliburton Company	1,577	62,843
Helmerich & Payne, Inc.	896	52,192
National Oilwell Varco, Inc.	5,296	197,753
Oceaneering International, Inc.	6,071	265,546
Oil States International, Inc. (a)	2,552	80,949
RPC, Inc.	9,335	123,689
Schlumberger Ltd.	789	60,871
		922,096

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.6% (Continued)	Shares	Value
Energy — 10.4% (Continued)
Oil, Gas & Consumable Fuels — 7.7%
Alliance Resource Partners, L.P.	5,677	$97,361
Alon USA Energy, Inc.	4,256	74,863
Alon USA Partners, L.P. (b)	14,144	359,116
CVR Energy, Inc.	2,514	120,043
CVR Refining, L.P.	3,825	82,850
Exxon Mobil Corporation	323	26,376
Green Plains, Inc.	3,464	82,062
HollyFrontier Corporation (b)	905	43,512
Marathon Petroleum Corporation (b)	7,525	439,535
PBF Logistics, L.P.	5,067	99,972
Permian Basin Royalty Trust	625	4,031
REX American Resources Corporation (a)	1,469	92,327
Tesoro Corporation	1,151	132,561
Valero Energy Corporation	3,465	248,995
Western Refining, Inc. (b)	14,608	661,158
World Fuel Services Corporation	2,739	119,393
		2,684,155
Health Care — 18.7%
Health Care Equipment & Supplies — 4.3%
Align Technology, Inc. (a)	542	36,173
Anika Therapeutics, Inc. (a)	6,934	290,951
Atrion Corporation	160	67,344
C.R. Bard, Inc.	379	70,805
Edwards Lifesciences Corporation (a)	740	120,620
Globus Medical, Inc. - Class A (a)(b)	14,330	388,773
LivaNova plc (a)	2,017	120,717
Meridian Bioscience, Inc.	15,180	297,072
Varian Medical Systems, Inc. (a)	1,206	97,421
		1,489,876
Health Care Providers & Services — 10.4%
AmSurg Corporation (a)(b)	6,316	530,923
Cardinal Health, Inc. (b)	2,666	231,542
Chemed Corporation (b)	3,070	474,284
CorVel Corporation (a)	3,514	136,167
DaVita HealthCare Partners, Inc. (a)	1,592	116,280
Ensign Group, Inc. (The)	1,422	67,645
HCA Holdings, Inc. (a)	799	54,380
HealthSouth Corporation (b)	7,764	273,215
Laboratory Corporation of America Holdings (a)(b)	310	37,677

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.6% (Continued)	Shares	Value
Health Care — 18.7% (Continued)
Health Care Providers & Services — 10.4% (Continued)
LHC Group, Inc. (a)	2,593	$120,704
McKesson Corporation	186	35,219
MEDNAX, Inc. (a)(b)	5,770	411,805
Patterson Companies, Inc. (b)	694	31,626
Premier, Inc. - Class A (a)	9,109	312,985
Quest Diagnostics, Inc. (b)	5,983	408,759
Select Medical Holdings Corporation	4,262	51,442
U.S. Physical Therapy, Inc.	6,227	329,035
		3,623,688
Health Care Technology — 0.8%
Computer Programs & Systems, Inc.	5,979	291,297

Pharmaceuticals — 3.2%
ANI Pharmaceuticals, Inc. (a)	1,407	61,655
Johnson & Johnson	4,196	424,803
Prestige Brands Holdings, Inc. (a)(b)	5,070	258,012
Sucampo Pharmaceuticals, Inc. - Class A (a)	5,209	89,334
Supernus Pharmaceuticals, Inc. (a)	17,447	281,944
		1,115,748
Industrials — 12.2%
Aerospace & Defense — 2.3%
B/E Aerospace, Inc.	487	22,509
BWX Technologies, Inc.	4,466	135,990
Honeywell International, Inc.	623	64,761
Northrop Grumman Corporation (b)	1,737	323,707
Raytheon Company (b)	1,480	183,564
United Technologies Corporation	636	61,088
		791,619
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	881	59,406
Expeditors International of Washington, Inc.	2,644	128,340
		187,746
Commercial Services & Supplies — 1.7%
Deluxe Corporation (b)	7,289	427,500
Pitney Bowes, Inc. (b)	6,058	130,853
UniFirst Corporation	230	24,973
		583,326
Construction & Engineering — 0.6%
Argan, Inc.	4,942	194,270

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.6% (Continued)	Shares	Value
Industrials — 12.2% (Continued)
Electrical Equipment — 1.9%
Babcock & Wilcox Enterprises, Inc. (a)	2,371	$45,405
Generac Holdings, Inc. (a)	957	30,720
Hubbell, Inc. - Class B	681	67,616
Rockwell Automation, Inc.	2,409	256,414
Thermon Group Holdings, Inc. (a)	14,223	259,001
		659,156
Machinery — 1.5%
Actuant Corporation - Class A	318	7,874
Douglas Dynamics, Inc.	4,083	94,971
Federal Signal Corporation	8,479	142,956
Graco, Inc.	436	32,901
Hillenbrand, Inc.	1,157	35,045
ITT Corporation	855	33,952
Oshkosh Corporation (b)	749	32,851
PACCAR, Inc.	541	28,110
Sun Hydraulics Corporation	852	28,056
Valmont Industries, Inc. (b)	147	17,236
Wabash National Corporation (a)	4,905	63,618
		517,570
Professional Services — 3.0%
Dun & Bradstreet Corporation (The) (b)	1,504	162,116
Huron Consulting Group, Inc. (a)(b)	717	41,593
Insperity, Inc.	562	24,256
Korn/Ferry International	1,885	69,368
Resources Connection, Inc. (b)	7,742	141,291
Robert Half International, Inc.	2,509	128,411
RPX Corporation (a)(b)	34,860	483,508
		1,050,543
Road & Rail — 0.5%
Landstar System, Inc.	2,559	159,733
Universal Truckload Services, Inc.	1,588	25,789
		185,522
Trading Companies & Distributors — 0.2%
Grainger (W.W.), Inc.	309	61,967
MSC Industrial Direct Company, Inc. - Class A	406	25,050
		87,017

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.6% (Continued)	Shares	Value
Information Technology — 6.7%
Communications Equipment — 1.6%
Brocade Communications Systems, Inc.	18,385	$172,543
Cisco Systems, Inc.	1,261	34,362
InterDigital, Inc.	3,787	199,537
QUALCOMM, Inc.	2,154	105,094
Ubiquiti Networks, Inc. (a)	1,041	36,321
		547,857
Electronic Equipment, Instruments & Components — 1.1%
Dolby Laboratories, Inc. - Class A	1,009	34,891
IPG Photonics Corporation (a)	795	72,496
Methode Electronics, Inc.	5,365	193,569
Park Electrochemical Corporation	1,539	26,948
PC Connection, Inc. (a)	2,698	60,220
		388,124
Internet Software & Services — 0.3%
eBay, Inc. (a)	3,688	109,128

IT Services — 1.9%
NeuStar, Inc. - Class A (a)	7,130	179,676
Science Applications International Corporation	3,406	171,117
Syntel, Inc. (a)	4,339	210,138
Western Union Company (The)	5,019	94,658
		655,589
Software — 1.3%
CA, Inc.	6,773	190,389
ePlus, Inc. (a)	386	34,041
MicroStrategy, Inc. - Class A (a)	197	34,154
TiVo, Inc. (a)	20,448	183,828
		442,412
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	1,666	197,088

Materials — 9.6%
Chemicals — 7.2%
Albemarle Corporation	1,111	59,505
Celanese Corporation - Series A	1,103	78,037
CF Industries Holdings, Inc. (b)	2,746	126,701
Chemtura Corporation (a)	11,227	344,894
Ferro Corporation (a)	5,016	60,242
Flotek Industries, Inc. (a)	5,634	64,340

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.6% (Continued)	Shares	Value
Materials — 9.6% (Continued)
Chemicals — 7.2% (Continued)
FutureFuel Corporation	13,498	$193,291
Innospec, Inc.	5,836	340,822
LyondellBasell Industries N.V. - Class A	3,528	338,053
NewMarket Corporation (b)	168	69,409
OCI Partners, L.P.	3,231	26,204
Terra Nitrogen Company, L.P.	2,225	234,070
Trinseo S.A. (a)	1,152	32,901
Valspar Corporation (The)	927	78,322
Westlake Chemical Corporation	5,189	311,600
Westlake Chemical Partners, L.P.	8,773	136,683
		2,495,074
Containers & Packaging — 1.0%
Avery Dennison Corporation	3,189	210,347
Owens-Illinois, Inc. (a)	2,456	47,376
Sonoco Products Company	2,183	95,659
		353,382
Metals & Mining — 1.4%
Ciner Resources, L.P.	4,634	103,848
Compass Minerals International, Inc	4,384	368,870
		472,718

Total Common Stocks (Cost $30,524,587)		$34,664,185

EXCHANGE-TRADED FUNDS — 0.0% (c)	Shares	Value
SPDR® S&P 500® ETF Trust (Cost $1,447)	7	$1,461

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (d) (Cost $89,745)	89,745	$89,745

Total Investments at Value — 99.9% (Cost $30,615,779)		$34,755,391

Other Assets in Excess of Liabilities — 0.1%		50,114

Net Assets — 100.0%		$34,805,505

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for the bank line of credit (Note 5).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS November 30, 2015 (Unaudited)

COMMON STOCKS — 122.0%	Shares	Value
Consumer Discretionary — 24.1%
Auto Components — 1.4%
Gentex Corporation (b)	8,502	$142,281
Motorcar Parts of America, Inc. (a)(b)	1,667	66,780
Visteon Corporation (a)(b)	594	71,227
		280,288
Automobiles — 1.2%
Thor Industries, Inc. (b)	3,991	231,159

Diversified Consumer Services — 2.2%
H&R Block, Inc. (b)	11,825	433,859

Hotels, Restaurants & Leisure — 0.4%
Interval Leisure Group, Inc. (b)	5,779	90,268

Household Durables — 0.7%
GoPro, Inc. - Class A (a)(b)	3,094	63,117
Tupperware Brands Corporation (b)	1,353	76,810
		139,927
Internet & Catalog Retail — 0.6%
Lands' End, Inc. (a)(b)	5,126	123,229

Leisure Products — 2.2%
Nautilus, Inc. (a)(b)	8,330	160,019
Polaris Industries, Inc. (b)	237	24,987
Smith & Wesson Holding Corporation (a)(b)	8,160	149,654
Sturm, Ruger & Company, Inc. (b)	2,066	107,639
		442,299
Media — 6.3%
Crown Media Holdings, Inc. - Class A (a)(b)	21,135	119,835
Interpublic Group of Companies, Inc. (b)	14,189	326,347
MSG Networks, Inc. - Class A (a)(b)	3,369	66,639
National CineMedia, Inc. (b)	9,348	148,353
Omnicom Group, Inc. (b)	5,201	384,458
Scripps Networks Interactive, Inc. - Class A (b)	1,586	90,085
TEGNA, Inc. (b)	932	26,329
Time, Inc. (b)	3,318	55,212
Viacom, Inc. - Class B (b)	1,055	52,528
		1,269,786

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 122.0% (Continued)	Shares	Value
Consumer Discretionary — 24.1% (Continued)
Specialty Retail — 7.1%
Bed Bath & Beyond, Inc. (a)(b)	970	$52,884
Buckle, Inc. (The) (b)	3,954	125,540
Cato Corporation (The) - Class A (b)	3,144	123,496
Foot Locker, Inc. (b)	769	49,985
Francesca's Holdings Corporation (a)(b)	11,942	178,294
GameStop Corporation - Class A (b)	9,675	338,915
Gap, Inc. (The) (b)	1,813	48,461
GNC Holdings, Inc. - Class A (b)	2,027	60,425
Michaels Companies, Inc. (The) (a)(b)	2,061	45,775
Outerwall, Inc. (b)	5,123	317,114
Winmark Corporation (b)	679	64,845
Zumiez, Inc. (a)(b)	993	14,984
		1,420,718
Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc. (b)	1,328	42,191
Deckers Outdoor Corporation (a)(b)	920	45,025
Fossil Group, Inc. (a)(b)	717	27,583
Iconix Brand Group, Inc. (a)(b)	1,155	8,131
Steven Madden Ltd. (a)(b)	7,805	248,980
Tumi Holdings, Inc. (a)(b)	1,434	25,324
		397,234
Consumer Staples — 26.7%
Beverages — 3.6%
Boston Beer Company, Inc. (The) - Class A (a)(b)	91	19,440
Brown-Forman Corporation - Class B (b)	2	205
Dr Pepper Snapple Group, Inc. (b)	3,327	298,598
National Beverage Corporation (a)(b)	7,909	343,646
PepsiCo, Inc. (b)	645	64,603
		726,492
Food & Staples Retailing — 1.2%
CVS Health Corporation (b)	271	25,498
Fresh Market, Inc. (The) (a)(b)	6,398	153,424
Smart & Final Stores, Inc. (a)(b)	2,760	48,493
Sprouts Farmers Market, Inc. (a)(b)	782	18,870
		246,285
Food Products — 5.7%
B&G Foods, Inc. (b)	3,836	144,924
Cal-Maine Foods, Inc. (b)	3,556	193,838
Hormel Foods Corporation (b)	802	60,086
John B. Sanfilippo & Son, Inc. (b)	2,124	122,236

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 122.0% (Continued)	Shares	Value
Consumer Staples — 26.7% (Continued)
Food Products — 5.7% (Continued)
Kellogg Company (b)	314	$21,594
Keurig Green Mountain, Inc. (b)	2,346	122,930
Lancaster Colony Corporation (b)	1,667	193,805
Mead Johnson Nutrition Company (b)	259	20,873
Pilgrim's Pride Corporation (b)	3,816	82,159
Pinnacle Foods, Inc. (b)	3,656	159,182
Seaboard Corporation (a)(b)	7	23,100
		1,144,727
Household Products — 3.0%
Clorox Company (The) (b)	1,283	159,477
WD-40 Company (b)	4,335	428,168
		587,645
Personal Products — 5.9%
Avon Products, Inc. (b)	368	1,270
Herbalife Ltd. (a)(b)	7,228	417,272
Natural Health Trends Corporation (b)	3,012	145,751
Nu Skin Enterprises, Inc. - Class A (b)	4,258	148,476
Revlon, Inc. - Class A (a)(b)	1,941	53,145
USANA Health Sciences, Inc. (a)(b)	3,111	416,687
		1,182,601
Tobacco — 7.3%
Altria Group, Inc. (b)	5,678	327,053
Philip Morris International, Inc. (b)	3,653	319,236
Reynolds American, Inc. (b)	7,273	336,376
Universal Corporation (b)	2,278	128,798
Vector Group Ltd. (b)	13,994	354,188
		1,465,651
Energy — 13.1%
Energy Equipment & Services — 3.3%
Forum Energy Technologies, Inc. (a)(b)	3,573	55,953
Halliburton Company (b)	1,095	43,636
Helmerich & Payne, Inc. (b)	641	37,338
National Oilwell Varco, Inc. (b)	3,780	141,145
Oceaneering International, Inc. (b)	4,369	191,100
Oil States International, Inc. (a)(b)	1,831	58,079
RPC, Inc. (b)	6,441	85,343
Schlumberger Ltd. (b)	583	44,979
		657,573

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 122.0% (Continued)	Shares	Value
Energy — 13.1% (Continued)
Oil, Gas & Consumable Fuels — 9.8%
Alliance Resource Partners, L.P. (b)	4,030	$69,114
Alon USA Energy, Inc. (b)	3,537	62,216
Alon USA Partners, L.P. (b)	10,232	259,790
CVR Energy, Inc. (b)	1,801	85,998
CVR Refining, L.P. (b)	2,919	63,226
Exxon Mobil Corporation (b)	242	19,762
Green Plains, Inc. (b)	2,477	58,680
HollyFrontier Corporation (b)	681	32,742
Marathon Oil Corporation (b)	209	3,660
Marathon Petroleum Corporation (b)	5,403	315,589
PBF Logistics, L.P. (b)	3,660	72,212
Permian Basin Royalty Trust (b)	458	2,954
Phillips 66 (b)	57	5,217
REX American Resources Corporation (a)(b)	1,066	66,998
Tesoro Corporation (b)	833	95,937
Valero Energy Corporation (b)	2,482	178,356
Western Refining, Inc. (b)	10,515	475,909
World Fuel Services Corporation (b)	1,967	85,742
		1,954,102
Financials — 0.0%
Insurance — 0.0%
Gerova Financial Group Ltd. (a)(b)(c)	2	0

Health Care — 23.1%
Health Care Equipment & Supplies — 5.3%
Align Technology, Inc. (a)(b)	459	30,634
Anika Therapeutics, Inc. (a)(b)	4,963	208,247
Atrion Corporation (b)	114	47,983
C.R. Bard, Inc. (b)	270	50,441
Edwards Lifesciences Corporation (a)(b)	467	76,121
Globus Medical, Inc. - Class A (a)(b)	10,284	279,005
LivaNova plc (a)(b)	1,425	85,286
Meridian Bioscience, Inc. (b)	10,841	212,158
Varian Medical Systems, Inc. (a)(b)	861	69,552
		1,059,427
Health Care Providers & Services — 12.8%
AmerisourceBergen Corporation (b)	4	395
AmSurg Corporation (a)(b)	4,550	382,473
Cardinal Health, Inc. (b)	1,892	164,320
Chemed Corporation (b)	2,190	338,333

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 122.0% (Continued)	Shares	Value
Health Care — 23.1% (Continued)
Health Care Providers & Services — 12.8% (Continued)
CorVel Corporation (a)(b)	2,504	$97,030
DaVita HealthCare Partners, Inc. (a)(b)	1,162	84,873
Ensign Group, Inc. (The) (b)	1,022	48,617
HCA Holdings, Inc. (a)(b)	557	37,909
HealthSouth Corporation (b)	5,581	196,395
Laboratory Corporation of America Holdings (a)(b)	23	2,795
LHC Group, Inc. (a)(b)	1,877	87,374
McKesson Corporation (b)	31	5,870
MEDNAX, Inc. (a)(b)	4,145	295,829
Patterson Companies, Inc. (b)	485	22,102
Premier, Inc. - Class A (a)(b)	6,588	226,364
Quest Diagnostics, Inc. (b)	4,301	293,844
Select Medical Holdings Corporation (b)	3,054	36,862
U.S. Physical Therapy, Inc. (b)	4,436	234,398
		2,555,783
Health Care Technology — 1.0%
Computer Programs & Systems, Inc. (b)	4,273	208,181

Pharmaceuticals — 4.0%
ANI Pharmaceuticals, Inc. (a)(b)	1,019	44,653
Johnson & Johnson (b)	3,018	305,542
Prestige Brands Holdings, Inc. (a)(b)	3,642	185,341
Sucampo Pharmaceuticals, Inc. - Class A (a)(b)	3,769	64,638
Supernus Pharmaceuticals, Inc. (a)(b)	12,561	202,986
		803,160
Industrials — 15.2%
Aerospace & Defense — 2.7%
B/E Aerospace, Inc. (b)	284	13,126
BWX Technologies, Inc. (b)	2,645	80,540
Honeywell International, Inc. (b)	446	46,362
Northrop Grumman Corporation (b)	1,257	234,254
Raytheon Company (b)	1,054	130,728
United Technologies Corporation (b)	460	44,183
		549,193
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc. (b)	633	42,683
Expeditors International of Washington, Inc. (b)	1,905	92,469
		135,152

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 122.0% (Continued)	Shares	Value
Industrials — 15.2% (Continued)
Commercial Services & Supplies — 2.1%
Deluxe Corporation (b)	5,249	$307,854
Pitney Bowes, Inc. (b)	4,338	93,700
UniFirst Corporation (b)	167	18,133
		419,687
Construction & Engineering — 0.7%
Argan, Inc. (b)	3,606	141,752

Electrical Equipment — 2.4%
Babcock & Wilcox Enterprises, Inc. (a)(b)	1,678	32,134
Generac Holdings, Inc. (a)(b)	687	22,052
Hubbell, Inc. - Class B (b)	490	48,652
Rockwell Automation, Inc. (b)	1,743	185,525
Thermon Group Holdings, Inc. (a)(b)	10,238	186,434
		474,797
Machinery — 1.8%
Douglas Dynamics, Inc. (b)	2,909	67,664
Federal Signal Corporation (b)	6,055	102,087
Graco, Inc. (b)	308	23,242
Hillenbrand, Inc. (b)	852	25,807
ITT Corporation (b)	606	24,064
Joy Global, Inc. (b)	86	1,320
Oshkosh Corporation (b)	563	24,693
PACCAR, Inc. (b)	384	19,953
Sun Hydraulics Corporation (b)	611	20,120
Valmont Industries, Inc. (b)	111	13,015
Wabash National Corporation (a)(b)	3,565	46,238
		368,203
Professional Services — 3.8%
Dun & Bradstreet Corporation (The) (b)	1,096	118,138
Huron Consulting Group, Inc. (a)(b)	533	30,919
Insperity, Inc. (b)	397	17,135
Korn/Ferry International (b)	1,375	50,600
Resources Connection, Inc. (b)	5,614	102,455
Robert Half International, Inc. (b)	1,816	92,943
RPX Corporation (a)(b)	25,122	348,442
		760,632
Road & Rail — 0.7%
Landstar System, Inc. (b)	1,851	115,540
Universal Truckload Services, Inc. (b)	1,139	18,497
		134,037

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 122.0% (Continued)	Shares	Value
Industrials — 15.2% (Continued)
Trading Companies & Distributors — 0.3%
Grainger (W.W.), Inc. (b)	219	$43,918
MSC Industrial Direct Company, Inc. - Class A (b)	292	18,017
		61,935
Information Technology — 8.3%
Communications Equipment — 1.9%
Brocade Communications Systems, Inc. (b)	13,103	122,972
Cisco Systems, Inc. (b)	928	25,288
InterDigital, Inc. (b)	2,699	142,210
QUALCOMM, Inc. (b)	1,527	74,502
Ubiquiti Networks, Inc. (a)(b)	724	25,261
		390,233
Electronic Equipment, Instruments & Components — 1.4%
Dolby Laboratories, Inc. - Class A	716	24,759
IPG Photonics Corporation (a)(b)	569	51,887
Methode Electronics, Inc. (b)	3,832	138,259
Park Electrochemical Corporation (b)	1,072	18,771
PC Connection, Inc. (a)(b)	1,882	42,006
		275,682
Internet Software & Services — 0.4%
eBay, Inc. (a)(b)	2,632	77,881

IT Services — 2.3%
NeuStar, Inc. - Class A (a)(b)	5,086	128,167
Science Applications International Corporation (b)	2,409	121,028
Syntel, Inc. (a)(b)	3,089	149,601
Western Union Company (The) (b)	3,571	67,349
		466,145
Software — 1.6%
CA, Inc. (b)	4,825	135,631
ePlus, Inc. (a)(b)	284	25,046
MicroStrategy, Inc. - Class A (a)(b)	131	22,711
TiVo, Inc. (a)(b)	14,581	131,083
		314,471
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc. (b)	1,187	140,422

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 122.0% (Continued)	Shares	Value
Materials — 11.5%
Chemicals — 8.5%
Albemarle Corporation (b)	267	$14,300
Celanese Corporation - Series A (b)	599	42,379
CF Industries Holdings, Inc. (b)	1,991	91,865
Chemtura Corporation (a)(b)	7,647	234,916
Ferro Corporation (a)(b)	1,652	19,841
Flotek Industries, Inc. (a)(b)	3,374	38,531
FutureFuel Corporation (b)	9,726	139,276
Innospec, Inc. (b)	4,179	244,054
Koppers Holdings, Inc. (a)(b)	196	4,475
LyondellBasell Industries N.V. - Class A (b)	2,538	243,191
NewMarket Corporation (b)	121	49,991
OCI Partners, L.P. (b)	2,179	17,672
Terra Nitrogen Company, L.P. (b)	1,596	167,899
Trinseo S.A. (a)(b)	600	17,136
Valspar Corporation (The) (b)	648	54,750
Westlake Chemical Corporation (b)	3,710	222,785
Westlake Chemical Partners, L.P. (b)	6,222	96,939
		1,700,000
Containers & Packaging — 1.3%
Avery Dennison Corporation (b)	2,325	153,357
Owens-Illinois, Inc. (a)(b)	1,792	34,568
Sonoco Products Company (b)	1,541	67,526
		255,451
Metals & Mining — 1.7%
Ciner Resources, L.P. (b)	3,275	73,393
Compass Minerals International, Inc. (b)	3,142	264,368
Reliance Steel & Aluminum Company (b)	7	411
		338,172

Total Common Stocks (Cost $22,635,858)		$24,424,239

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS — 0.1%	Shares	Value
SPDR® S&P 500® ETF Trust (Cost $11,035)	53	$11,060

MONEY MARKET FUNDS — 2.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (d) (Cost $529,259)	529,259	$529,259

Total Investments at Value — 124.7% (Cost $23,176,152)		$24,964,558

Liabilities in Excess of Other Assets (e) — (24.7%)		(4,937,687)

Net Assets — 100.0%		$20,026,871

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions (Note 2).
(c)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2015 representing 0.0%of net assets (Note 2).

(d)	The rate shown is the 7-day effective yield as of November 30, 2015.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT November 30, 2015 (Unaudited)

COMMON STOCKS — 83.8%	Shares	Value
Consumer Discretionary — 18.1%
Auto Components — 0.3%
BorgWarner, Inc.	58	$2,476
Cooper-Standard Holdings, Inc.	32	2,366
Fox Factory Holding Corporation	530	9,418
Horizon Global Corporation	37	321
Johnson Controls, Inc.	80	3,680
Modine Manufacturing Company	1,202	11,287
Superior Industries International, Inc.	1,545	30,143
		59,691
Automobiles — 0.2%
General Motors Company	440	15,928
Tesla Motors, Inc.	98	22,566
		38,494
Distributors — 0.3%
Core-Mark Holding Company, Inc.	456	38,892
LKQ Corporation	395	11,649
		50,541
Diversified Consumer Services — 0.4%
Carriage Services, Inc.	108	2,667
Liberty Tax, Inc.	77	1,705
LifeLock, Inc.	691	9,978
Matthews International Corporation - Class A	360	21,532
Regis Corporation	2,228	37,118
Sotheby's	277	7,842
StoneMor Partners, L.P.	66	1,837
		82,679
Hotels, Restaurants & Leisure — 5.9%
Aramark	737	24,041
Biglari Holdings, Inc.	88	32,475
BJ's Restaurants, Inc.	619	28,350
Bloomin' Brands, Inc.	1,581	27,367
Bob Evans Farms, Inc.	717	28,572
Brinker International, Inc.	261	11,907
Buffalo Wild Wings, Inc.	198	31,728
Carnival Corporation	483	24,406
Carrols Restaurant Group, Inc.	165	1,987
Cedar Fair, L.P.	566	31,877
Cheesecake Factory, Inc. (The)	669	31,530
Chipotle Mexican Grill, Inc.	34	19,705

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Consumer Discretionary — 18.1% (Continued)
Hotels, Restaurants & Leisure — 5.9% (Continued)
Churchill Downs, Inc.	283	$41,587
Chuy's Holdings, Inc.	352	11,704
ClubCorp Holdings, Inc.	1,655	29,707
Cracker Barrel Old Country Store, Inc.	77	9,696
Darden Restaurants, Inc.	365	20,502
Dave & Buster's Entertainment, Inc.	525	20,129
Del Frisco's Restaurant Group, Inc.	600	8,994
Del Taco Restaurants, Inc.	873	9,638
Diamond Resorts International, Inc.	603	16,950
Extended Stay America, Inc.	1,828	31,277
Fiesta Restaurant Group, Inc.	414	15,910
Four Corners Property Trust, Inc.	110	2,171
Habit Restaurants, Inc. (The) - Class A	97	2,337
Hilton Worldwide Holdings, Inc.	864	20,062
Hyatt Hotels Corporation - Class A	404	19,913
International Speedway Corporation - Class A	841	29,931
Jack in the Box, Inc.	263	19,499
Krispy Kreme Doughnuts, Inc.	991	14,013
La Quinta Holdings, Inc.	1,714	25,693
Las Vegas Sands Corporation	248	10,927
Marcus Corporation (The)	1,460	29,054
Marriott International, Inc. - Class A	143	10,140
Marriott Vacations Worldwide Corporation	447	27,191
McDonald's Corporation	35	3,996
MGM Resorts International	934	21,239
Norwegian Cruise Line Holdings Ltd.	443	25,446
Panera Bread Company - Class A	56	10,181
Papa John's International, Inc.	271	15,577
Penn National Gaming, Inc.	1,321	21,070
Red Robin Gourmet Burgers, Inc.	357	24,090
Royal Caribbean Cruises Ltd.	276	25,560
Ruby Tuesday, Inc.	318	1,759
Ruth's Hospitality Group, Inc.	1,506	25,978
SeaWorld Entertainment, Inc.	1,148	20,101
Six Flags Entertainment Corporation	748	38,821
Sonic Corporation	567	16,477
Speedway Motorsports, Inc.	1,622	31,613
Starbucks Corporation	400	24,556
Starwood Hotels & Resorts Worldwide, Inc.	294	21,121
Texas Roadhouse, Inc.	957	33,495

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Consumer Discretionary — 18.1% (Continued)
Hotels, Restaurants & Leisure — 5.9% (Continued)
Vail Resorts, Inc.	347	$41,848
Wendy's Company (The)	3,405	35,787
Wynn Resorts Ltd.	122	7,658
Yum! Brands, Inc.	230	16,677
Zoe's Kitchen, Inc.	62	2,109
		1,186,129
Household Durables — 2.5%
CalAtlantic Group, Inc.	690	29,049
Cavco Industries, Inc.	56	5,191
Century Communities, Inc.	198	3,778
D.R. Horton, Inc.	819	26,462
Harman International Industries, Inc.	146	15,061
Helen of Troy Ltd.	30	3,102
Installed Building Products, Inc.	1,277	32,002
Jarden Corporation	450	21,006
Leggett & Platt, Inc.	461	21,483
Lennar Corporation - Class A	460	23,557
LGI Homes, Inc.	91	3,027
Libbey, Inc.	752	18,868
M/I Homes, Inc.	1,098	25,649
MDC Holdings, Inc.	1,028	26,964
Meritage Homes Corporation	524	19,550
Mohawk Industries, Inc.	119	22,696
Newell Rubbermaid, Inc.	578	25,813
PulteGroup, Inc.	724	14,104
Stanley Black & Decker, Inc.	44	4,803
Taylor Morrison Home Corporation - Class A	985	17,237
Tempur Sealy International, Inc.	141	11,209
Toll Brothers, Inc.	628	23,349
TRI Pointe Group, Inc.	2,378	33,173
Universal Electronics, Inc.	432	22,892
WCI Communities, Inc.	1,255	30,384
Whirlpool Corporation	102	16,577
		496,986
Internet & Catalog Retail — 0.9%
1-800-FLOWERS.COM, Inc. - Class A	1,508	11,657
Amazon.com, Inc.	53	35,235
Etsy, Inc.	194	1,806
Expedia, Inc.	108	13,296
FTD Companies, Inc.	387	10,263

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Consumer Discretionary — 18.1% (Continued)
Internet & Catalog Retail — 0.9% (Continued)
Groupon, Inc.	6,193	$17,898
Liberty TripAdvisor Holdings, Inc. - Series A	182	5,449
Netflix, Inc.	295	36,382
Overstock.com, Inc.	731	9,620
Shutterfly, Inc.	221	10,144
TripAdvisor, Inc.	289	23,805
		175,555
Leisure Products — 0.3%
Callaway Golf Company	3,782	38,123
Hasbro, Inc.	26	1,900
Mattel, Inc.	511	12,703
		52,726
Media — 2.2%
AMC Entertainment Holdings, Inc. - Class A	1,186	30,136
Carmike Cinemas, Inc.	1,072	23,423
Cinemark Holdings, Inc.	127	4,407
DISH Network Corporation - Class A	330	20,694
DreamWorks Animation SKG, Inc. - Class A	623	15,351
E.W. Scripps Company (The) - Class A	1,701	37,320
Global Eagle Entertainment, Inc.	2,649	28,689
Journal Media Group, Inc.	1	9
Lamar Advertising Company - Class A	42	2,453
Liberty Media Corporation - Series A	468	18,959
Lions Gate Entertainment Corporation	377	12,795
Live Nation Entertainment, Inc.	912	23,156
Loral Space & Communications, Inc.	191	8,450
Madison Square Garden Company (The) - Class A	29	4,657
Morningstar, Inc.	279	22,529
New Media Investment Group, Inc.	1,502	27,351
New York Times Company (The) - Class A	2,626	36,974
News Corporation - Class A	1,537	22,056
Pandora Media, Inc.	502	6,928
Regal Entertainment Group - Class A	1,378	25,837
Scholastic Corporation	826	35,287
Sirius XM Holdings, Inc.	3,106	12,766
Tribune Media Company - Class A	463	18,062
		438,289
Multiline Retail — 0.6%
Big Lots, Inc.	59	2,654
Burlington Stores, Inc.	677	32,570

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Consumer Discretionary — 18.1% (Continued)
Multiline Retail — 0.6% (Continued)
Dollar Tree, Inc.	157	$11,847
Fred's, Inc. - Class A	2,166	35,696
Kohl's Corporation	104	4,902
Nordstrom, Inc.	75	4,223
Target Corporation	293	21,243
Tuesday Morning Corporation	1,178	7,869
		121,004
Specialty Retail — 3.3%
Aaron's, Inc.	960	23,299
Abercrombie & Fitch Company - Class A	1,566	40,043
Advance Auto Parts, Inc.	88	14,320
American Eagle Outfitters, Inc.	1,482	23,075
America's Car-Mart, Inc.	143	3,787
Asbury Automotive Group, Inc.	120	9,012
Ascena Retail Group, Inc.	1,980	22,433
AutoNation, Inc.	366	23,395
Barnes & Noble Education, Inc.	498	7,196
Barnes & Noble, Inc.	971	12,429
Boot Barn Holdings, Inc.	229	2,405
Cabela's, Inc.	618	28,966
CarMax, Inc.	360	20,628
Chico's FAS, Inc.	1,612	19,344
Children's Place, Inc. (The)	34	1,643
Conn's, Inc.	78	2,080
CST Brands, Inc.	864	32,175
Five Below, Inc.	550	15,406
Haverty Furniture Companies, Inc.	790	19,071
Home Depot, Inc. (The)	31	4,150
Lithia Motors, Inc. - Class A	345	42,863
Lowe's Companies, Inc.	320	24,512
MarineMax, Inc.	854	15,500
Mattress Firm Holding Corporation	472	23,298
Men's Wearhouse, Inc. (The)	644	12,874
Monro Muffler Brake, Inc.	530	39,241
O'Reilly Automotive, Inc.	16	4,222
Penske Automotive Group, Inc.	612	28,556
Rent-A-Center, Inc.	334	5,731
Restoration Hardware Holdings, Inc.	329	29,567
Shoe Carnival, Inc.	390	7,597
Signet Jewelers Ltd.	14	1,839

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Consumer Discretionary — 18.1% (Continued)
Specialty Retail — 3.3% (Continued)
Stage Stores, Inc.	487	$3,769
Staples, Inc.	1,373	16,572
Stein Mart, Inc.	349	2,698
Tiffany & Company	83	6,613
Tile Shop Holdings, Inc.	1,183	20,040
Tractor Supply Company	263	23,499
TravelCenters of America, LLC	582	5,785
Ulta Salon Cosmetics & Fragrance, Inc.	145	24,215
Williams-Sonoma, Inc.	21	1,330
		665,178
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Company	446	20,886
Crocs, Inc.	2,767	30,783
G-III Apparel Group Ltd.	187	8,578
Hanesbrands, Inc.	754	23,125
Kate Spade & Company	1,391	27,876
NIKE, Inc. - Class B	214	28,308
PVH Corporation	205	18,714
Sequential Brands Group, Inc.	184	1,647
Skechers U.S.A., Inc. - Class A	250	7,550
Under Armour, Inc. - Class A	280	24,142
Unifi, Inc.	904	26,966
VF Corporation	286	18,504
Wolverine World Wide, Inc.	213	3,874
		240,953
Consumer Staples — 17.6%
Beverages — 2.2%
Brown-Forman Corporation - Class B	275	28,199
Coca-Cola Bottling Company Consolidated	802	155,323
Coca-Cola Company (The)	1,144	48,757
Coca-Cola Enterprises, Inc.	111	5,583
Constellation Brands, Inc. - Class A	530	74,338
Molson Coors Brewing Company - Class B	877	80,710
Monster Beverage Corporation	244	37,725
		430,635
Food & Staples Retailing — 5.8%
Anderson's, Inc. (The)	3,846	132,572
Casey's General Stores, Inc.	1,238	143,942
Chefs' Warehouse, Inc. (The)	4,201	82,256
Costco Wholesale Corporation	430	69,411

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Consumer Staples — 17.6% (Continued)
Food & Staples Retailing — 5.8% (Continued)
Diplomat Pharmacy, Inc.	1,679	$58,983
Ingles Markets, Inc. - Class A	1,461	79,581
Kroger Company (The)	1,755	66,093
Natural Grocers by Vitamin Cottage, Inc.	5,196	108,129
PriceSmart, Inc.	642	59,834
Smart & Final Stores, Inc.	881	15,479
SpartanNash Company	2,451	52,991
Sysco Corporation	1,740	71,514
United Natural Foods, Inc.	1,743	76,535
Walgreens Boots Alliance, Inc.	816	68,568
Wal-Mart Stores, Inc.	121	7,120
Weis Markets, Inc.	951	39,400
Whole Foods Market, Inc.	642	18,714
		1,151,122
Food Products — 8.6%
Archer-Daniels-Midland Company	905	33,023
Boulder Brands, Inc.	12,368	135,182
Bunge Ltd.	763	50,823
Calavo Growers, Inc.	2,776	157,066
ConAgra Foods, Inc.	1,743	71,341
Darling Ingredients, Inc.	6,463	70,770
Dean Foods Company	9,267	173,849
Farmer Brothers Company	2,544	74,361
Flowers Foods, Inc.	2,952	69,431
Fresh Del Monte Produce, Inc.	3,160	138,124
General Mills, Inc.	261	15,075
Hain Celestial Group, Inc. (The)	1,198	51,155
Hershey Company (The)	335	28,914
Ingredion, Inc.	165	16,264
JM Smucker Company (The)	366	44,356
Kellogg Company	69	4,745
Kraft Heinz Company (The)	79	5,821
McCormick & Company, Inc.	735	63,151
Mondelēz International, Inc. - Class A	868	37,897
Post Holdings, Inc.	176	12,236
Snyder's-Lance, Inc.	3,697	137,048
Tootsie Roll Industries, Inc.	2,775	88,939
TreeHouse Foods, Inc.	1,475	127,528
Tyson Foods, Inc. - Class A	1,029	51,450

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Consumer Staples — 17.6% (Continued)
Food Products — 8.6% (Continued)
WhiteWave Foods Company (The)	1,625	$66,024
		1,724,573
Household Products — 0.5%
Colgate-Palmolive Company	80	5,254
Energizer Holdings, Inc.	81	2,739
Kimberly Clark Corporation	513	61,124
Procter & Gamble Company (The)	128	9,580
Spectrum Brands Holdings, Inc.	318	30,118
		108,815
Personal Products — 0.5%
Coty, Inc. - Class A	2,583	71,756
Edgewell Personal Care Company	426	34,293
Inter Parfums, Inc.	80	2,133
		108,182
Energy — 8.3%
Energy Equipment & Services — 1.0%
Archrock Partners, L.P.	228	3,664
Archrock, Inc.	557	5,887
Bristow Group, Inc.	488	14,908
Exterran Corporation	274	4,485
Matrix Service Company	1,396	32,094
McDermott International, Inc.	5,584	24,737
Patterson-UTI Energy, Inc.	667	10,819
Pioneer Energy Services Corporation	1,115	2,821
RigNet, Inc.	173	3,822
Rowan Companies plc - Class A	424	8,620
SEACOR Holdings, Inc.	175	9,936
Superior Energy Services, Inc.	1,246	19,525
TETRA Technologies, Inc.	2,336	21,772
Unit Corporation	398	7,192
USA Compression Partners, L.P.	2,330	35,463
		205,745
Oil, Gas & Consumable Fuels — 7.3%
Alon USA Energy, Inc.	492	8,654
Anadarko Petroleum Corporation	293	17,551
Apache Corporation	504	24,787
Atlas Energy Group, LLC	1	1
Boardwalk Pipeline Partners, L.P.	845	10,715
Bonanza Creek Energy, Inc.	867	7,361
Buckeye Partners, L.P.	239	16,178

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Energy — 8.3% (Continued)
Oil, Gas & Consumable Fuels — 7.3% (Continued)
Cabot Oil & Gas Corporation	1,069	$20,129
Callon Petroleum Company	4,549	43,170
Calumet Specialty Products Partners, L.P.	366	9,311
Carrizo Oil & Gas, Inc.	439	17,727
Cheniere Energy Partners, L.P.	325	8,352
Cheniere Energy, Inc.	360	17,118
Chevron Corporation	100	9,132
Cimarex Energy Company	174	20,709
Clayton Williams Energy, Inc.	72	4,062
Cobalt International Energy, Inc.	4,155	30,622
Columbia Pipeline Partners, L.P.	243	3,655
Concho Resources, Inc.	264	28,892
ConocoPhillips	259	13,999
CONSOL Energy, Inc.	518	4,082
Contango Oil & Gas Company	356	2,745
Continental Resources, Inc.	268	9,728
CrossAmerica Partners, L.P.	455	11,138
DCP Midstream Partners, L.P.	128	3,251
Devon Energy Corporation	398	18,312
Diamondback Energy, Inc.	520	40,570
Dominion Midstream Partners, L.P.	156	4,928
Dorian LPG Ltd.	251	3,316
Enbridge Energy Partners, L.P.	663	16,476
Energen Corporation	522	30,949
Energy Transfer Equity, L.P.	965	18,277
Energy Transfer Partners, L.P.	406	15,513
EnLink Midstream Partners, L.P.	1,108	16,531
EnLink Midstream, LLC	1,064	17,950
Enterprise Products Partners, L.P.	487	12,365
EOG Resources, Inc.	106	8,844
EQT Corporation	247	14,133
EQT Midstream Partners, L.P.	31	2,097
Genesis Energy, L.P.	844	33,211
Gulfport Energy Corporation	645	16,396
Hess Corporation	205	12,095
Jones Energy, Inc. - Class A	353	1,980
Kinder Morgan, Inc.	504	11,879
Kosmos Energy Ltd.	2,435	16,339
Magellan Midstream Partners, L.P.	97	6,065
Marathon Oil Corporation	1,165	20,399

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Energy — 8.3% (Continued)
Oil, Gas & Consumable Fuels — 7.3% (Continued)
Martin Midstream Partners, L.P.	89	$2,243
Matador Resources Company	1,320	33,924
Memorial Resource Development Corporation	635	10,344
MPLX, L.P.	225	9,662
Murphy Oil Corporation	96	2,744
Newfield Exploration Company	660	25,252
NGL Energy Partners, L.P.	1,120	19,656
Noble Energy, Inc.	641	23,505
NuStar Energy, L.P.	247	9,885
NuStar GP Holdings, LLC	455	11,311
Occidental Petroleum Corporation	242	18,293
ONEOK, Inc.	264	7,783
Par Pacific Holdings, Inc.	2,471	61,899
Parsley Energy, Inc. - Class A	1,744	34,270
PBF Energy, Inc. - Class A	625	25,306
PDC Energy, Inc.	727	41,068
Phillips 66	57	5,217
Phillips 66 Partners, L.P.	61	3,538
Pioneer Natural Resources Company	174	25,187
Plains All American Pipeline, L.P.	154	3,816
Plains GP Holdings, L.P. - Class A	91	1,116
QEP Resources, Inc.	1,851	29,246
Range Resources Corporation	252	7,202
Rice Energy, Inc.	1,850	24,938
Rice Midstream Partners, L.P.	239	3,327
RSP Permian, Inc.	1,033	29,317
SemGroup Corporation - Class A	590	20,491
Shell Midstream Partners, L.P.	52	1,813
Southcross Energy Partners, L.P.	317	1,458
Southwestern Energy Company	826	7,442
Spectra Energy Corporation	458	12,000
Summit Midstream Partners, L.P.	1,149	21,383
Sunoco Logistics Partners, L.P.	453	12,625
Sunoco, L.P.	699	26,003
Synergy Resources Corporation	3,883	44,227
Tallgrass Energy Partners, L.P.	729	31,383
Targa Resources Corporation	205	8,057
Tesoro Logistics, L.P.	507	25,325
Valero Energy Partners, L.P.	568	26,315
Western Gas Equity Partners, L.P.	336	14,018

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Energy — 8.3% (Continued)
Oil, Gas & Consumable Fuels — 7.3% (Continued)
Western Gas Partners, L.P.	265	$12,725
Western Refining Logistics, L.P.	551	12,904
Whiting Petroleum Corporation	352	5,812
Williams Partners, L.P.	278	7,611
WPX Energy, Inc.	2,114	18,138
		1,461,473
Financials — 0.0% (a)
Real Estate Investment Trusts (REITs) — 0.0% (a)
Equinix, Inc.	3	890
OUTFRONT Media, Inc.	17	388
		1,278
Health Care — 16.0%
Health Care Equipment & Supplies — 9.7%
Abiomed, Inc.	634	51,715
Accuray, Inc.	6,219	43,782
Alere, Inc.	932	38,464
Align Technology, Inc.	68	4,538
Analogic Corporation	391	32,668
AngioDynamics, Inc.	2,318	27,584
AtriCure, Inc.	2,440	52,411
Baxter International, Inc.	495	18,637
Becton, Dickinson and Company	286	42,972
Boston Scientific Corporation	3,224	58,935
Cantel Medical Corporation	264	17,115
Cardiovascular Systems, Inc.	2,223	35,568
CONMED Corporation	820	34,850
Cooper Companies, Inc. (The)	313	45,776
Cynosure, Inc. - Class A	94	3,954
DENTSPLY International, Inc.	637	38,640
DexCom, Inc.	820	69,716
Endologix, Inc.	3,887	39,570
Entellus Medical, Inc.	432	7,534
GenMark Diagnostics, Inc.	1,246	9,931
Glaukos Corporation	959	24,838
Greatbatch, Inc.	222	12,885
Haemonetics Corporation	1,937	62,449
HeartWare International, Inc.	791	37,857
Hill-Rom Holdings, Inc.	1,529	77,841
Hologic, Inc.	1,538	62,058
ICU Medical, Inc.	127	14,407

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Health Care — 16.0% (Continued)
Health Care Equipment & Supplies — 9.7% (Continued)
IDEXX Laboratories, Inc.	689	$48,795
Inogen, Inc.	1,080	41,310
Insulet Corporation	1,714	62,715
Integra LifeSciences Holdings Corporation	1,329	83,342
Intuitive Surgical, Inc.	35	18,201
Invacare Corporation	2,817	56,115
K2M Group Holdings, Inc.	1,816	36,701
LDR Holding Corporation	1,534	41,449
Merit Medical Systems, Inc.	2,230	43,195
Neogen Corporation	624	36,853
Nevro Corporation	358	21,616
NuVasive, Inc.	1,145	59,700
NxStage Medical, Inc.	2,777	54,179
OraSure Technologies, Inc.	650	4,063
Quidel Corporation	2,062	44,725
ResMed, Inc.	106	6,314
SeaSpine Holdings Corporation	185	3,049
Spectranetics Corporation (The)	2,582	35,709
St. Jude Medical, Inc.	239	15,081
STERIS plc	347	26,504
Stryker Corporation	406	39,163
Teleflex, Inc.	307	40,432
West Pharmaceutical Services, Inc.	1,382	87,135
ZELTIQ Aesthetics, Inc.	1,433	43,535
Zimmer Biomet Holdings, Inc.	332	33,535
		1,950,111
Health Care Providers & Services — 3.0%
Acadia Healthcare Company, Inc.	975	67,285
Aceto Corporation	240	6,771
Adeptus Health, Inc. - Class A	915	54,982
Amedisys, Inc.	1,370	55,608
AmerisourceBergen Corporation	266	26,238
BioScrip, Inc.	11	23
Brookdale Senior Living, Inc.	701	15,759
Capital Senior Living Corporation	1,196	27,412
Cross Country Healthcare, Inc.	793	14,472
Envision Healthcare Holdings, Inc.	1,452	39,930
ExamWorks Group, Inc.	234	6,182
Express Scripts Holding Company	55	4,702
Genesis Healthcare, Inc.	1,445	7,052

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Health Care — 16.0% (Continued)
Health Care Providers & Services — 3.0% (Continued)
Healthways, Inc.	1,764	$23,408
Henry Schein, Inc.	88	13,770
HMS Holdings Corporation	3,360	40,757
Kindred Healthcare, Inc.	143	1,909
Laboratory Corporation of America Holdings	30	3,646
LifePoint Hospitals, Inc.	1,035	74,116
Owens & Minor, Inc.	767	29,537
PharMerica Corporation	1,173	39,906
Team Health Holdings, Inc.	787	43,395
Universal Health Services, Inc. - Class B	30	3,646
		600,506
Health Care Technology — 1.9%
Allscripts Healthcare Solutions, Inc.	6,271	95,507
athenahealth, Inc.	490	82,198
Cerner Corporation	809	48,217
Imprivata, Inc.	474	5,650
IMS Health Holdings, Inc.	1,883	52,197
Medidata Solutions, Inc.	1,733	79,423
Press Ganey Holdings, Inc.	453	14,627
Quality Systems, Inc.	424	6,890
		384,709
Pharmaceuticals — 1.4%
Abbott Laboratories	1,153	51,793
Akorn, Inc.	357	11,888
Allergan plc	187	58,697
ContraVir Pharmaceuticals, Inc.	1	1
Eli Lilly & Company	538	44,138
Mallinckrodt plc	573	38,912
Merck & Company, Inc.	751	39,810
Mylan N.V.	40	2,052
Ocular Therapeutix, Inc.	110	1,043
Zoetis, Inc.	517	24,144
		272,478
Aerospace & Defense — 1.4%
AAR Corporation	590	14,490
Aerojet Rocketdyne Holdings, Inc.	957	16,786
AeroVironment, Inc.	755	19,313
Astronics Corporation	136	5,262
Astronics Corporation - Class B	14	541
Boeing Company (The)	151	21,963

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Industrials — 11.3%
Aerospace & Defense — 1.4% (Continued)
BWX Technologies, Inc.	41	$1,248
Cubic Corporation	32	1,554
Curtiss-Wright Corporation	80	5,633
DigitalGlobe, Inc.	977	16,511
Esterline Technologies Corporation	294	27,954
HEICO Corporation	99	5,097
Hexcel Corporation	500	23,545
KLX, Inc.	14	449
L-3 Communications Holdings, Inc.	120	14,689
Moog, Inc. - Class A	412	27,221
Orbital ATK, Inc.	127	10,911
Rockwell Collins, Inc.	131	12,141
Spirit AeroSystems Holdings, Inc. - Class A	425	22,291
TASER International, Inc.	305	5,704
Textron, Inc.	487	20,780
Triumph Group, Inc.	226	9,051
		283,134
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.	1,907	18,136
Echo Global Logistics, Inc.	537	12,673
FedEx Corporation	122	19,342
Hub Group, Inc. - Class A	406	15,643
United Parcel Service, Inc. - Class B	201	20,705
		86,499
Building Products — 1.7%
A.O. Smith Corporation	289	23,051
Advanced Drainage Systems, Inc.	543	14,558
Apogee Enterprises, Inc.	301	15,116
Armstrong World Industries, Inc.	553	27,473
Builders FirstSource, Inc.	1,853	24,941
Continental Building Products, Inc.	885	16,142
Fortune Brands Home & Security, Inc.	432	23,747
Gibraltar Industries, Inc.	947	25,275
Griffon Corporation	438	7,945
Lennox International, Inc.	215	29,223
Masco Corporation	186	5,563
Masonite International Corporation	437	28,825
NCI Building Systems, Inc.	1,313	15,572
Nortek, Inc.	36	1,733
Owens Corning	616	28,854

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Industrials — 11.3% (Continued)
Building Products — 1.7% (Continued)
Quanex Building Products Corporation	960	$17,866
Simpson Manufacturing Company, Inc.	131	4,864
TopBuild Corporation	30	914
Trex Company, Inc.	134	5,802
USG Corporation	1,118	26,922
		344,386
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	538	15,962
ADT Corporation (The)	598	21,211
Brady Corporation - Class A	765	20,188
Brink's Company (The)	674	21,689
Cintas Corporation	105	9,617
Clean Harbors, Inc.	615	26,623
Covanta Holding Corporation	1,208	19,509
Ennis, Inc.	319	6,377
Healthcare Services Group, Inc.	913	33,726
Herman Miller, Inc.	57	1,807
HNI Corporation	403	17,837
Interface, Inc.	797	15,844
KAR Auction Services, Inc.	649	24,617
Knoll, Inc.	314	6,996
McGrath RentCorp	486	14,182
Mobile Mini, Inc.	423	14,995
MSA Safety, Inc.	115	5,394
Multi-Color Corporation	71	4,438
R.R. Donnelley & Sons Company	302	4,859
Republic Services, Inc.	515	22,624
Rollins, Inc.	441	11,973
Steelcase, Inc. - Class A	587	11,740
Stericycle, Inc.	148	17,867
Team, Inc.	37	1,413
Tetra Tech, Inc.	52	1,445
Tyco International plc	529	18,679
US Ecology, Inc.	287	10,860
Viad Corporation	210	6,483
Waste Connections, Inc.	446	24,307
Waste Management, Inc.	397	21,347
		434,609

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Industrials — 11.3% (Continued)
Construction & Engineering — 0.5%
AECOM	354	$11,268
Aegion Corporation	477	10,513
Comfort Systems USA, Inc.	466	14,791
Dycom Industries, Inc.	212	18,524
Granite Construction, Inc.	234	9,540
Great Lakes Dredge & Dock Corporation	616	2,790
Jacobs Engineering Group, Inc.	42	1,854
KBR, Inc.	902	17,535
Quanta Services, Inc.	373	8,225
		95,040
Electrical Equipment — 0.6%
Acuity Brands, Inc.	119	27,475
Belden, Inc.	204	12,805
Eaton Corporation plc	224	13,028
Encore Wire Corporation	207	9,040
Enphase Energy, Inc.	769	1,284
Franklin Electric Company, Inc.	561	18,294
II-VI, Inc.	380	7,075
Powell Industries, Inc.	108	3,792
Regal-Beloit Corporation	441	28,427
Sensata Technologies Holding N.V.	33	1,512
Vicor Corporation	693	6,417
		129,149
Industrial Conglomerates — 0.2%
Carlisle Companies, Inc.	73	6,457
Danaher Corporation	66	6,361
General Electric Company	454	13,593
Raven Industries, Inc.	564	9,402
		35,813
Machinery — 1.6%
Actuant Corporation - Class A	118	2,922
Alamo Group, Inc.	30	1,715
Albany International Corporation - Class A	472	18,389
Astec Industries, Inc.	447	18,014
Barnes Group, Inc.	232	8,937
Blount International, Inc.	774	4,489
Briggs & Stratton Corporation	885	16,850
Caterpillar, Inc.	129	9,372
CIRCOR International, Inc.	117	5,318
CLARCOR, Inc.	219	11,570

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Industrials — 11.3% (Continued)
Machinery — 1.6% (Continued)
Colfax Corporation	224	$6,064
Donaldson Company, Inc.	286	8,980
EnPro Industries, Inc.	299	14,992
Gorman-Rupp Company (The)	163	5,234
Harsco Corporation	849	8,863
Ingersoll-Rand plc	77	4,518
John Bean Technologies Corporation	278	13,594
Joy Global, Inc.	142	2,180
Kennametal, Inc.	416	12,168
Lydall, Inc.	270	9,833
Middleby Corporation (The)	109	11,994
Mueller Industries, Inc.	172	5,416
Parker-Hannifin Corporation	40	4,186
Proto Labs, Inc.	156	10,560
RBC Bearings, Inc.	153	10,805
Rexnord Corporation	318	6,497
SPX Corporation	171	1,888
SPX FLOW, Inc.	171	5,746
Tennant Company	94	5,853
Timken Company (The)	341	10,994
Titan International, Inc.	1,357	5,889
TriMas Corporation	171	3,699
WABCO Holdings, Inc.	97	10,425
Watts Water Technologies, Inc. - Class A	268	14,877
Westinghouse Air Brake Technologies Corporation	22	1,763
Woodward, Inc.	123	6,203
Xylem, Inc.	303	11,308
		312,105
Marine — 0.0% (a)
Matson, Inc.	208	10,756
Scorpio Bulkers, Inc.	712	642
		11,398
Professional Services — 1.1%
Acacia Research Corporation	1,270	7,506
Advisory Board Company (The)	570	30,689
CEB, Inc.	258	19,936
Equifax, Inc.	20	2,230
IHS, Inc. - Class A	173	21,333
Insperity, Inc.	26	1,122
Kelly Services, Inc. - Class A	1,163	19,573

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Industrials — 11.3% (Continued)
Professional Services — 1.1% (Continued)
Kforce, Inc.	213	$5,738
Mistras Group, Inc.	654	14,081
Navigant Consulting, Inc.	853	14,927
Nielsen Holdings Plc	353	16,478
On Assignment, Inc.	95	4,435
Paylocity Holding Corporation	547	24,035
TransUnion	391	9,998
TriNet Group, Inc.	174	3,436
Verisk Analytics, Inc.	17	1,274
WageWorks, Inc.	392	16,676
		213,467
Road & Rail — 1.1%
AMERCO	6	2,432
ArcBest Corporation	204	4,912
Celadon Group, Inc.	579	8,048
Covenant Transportation Group, Inc. - Class A	279	5,862
CSX Corporation	645	18,337
Genesee & Wyoming, Inc. - Class A	327	22,651
Heartland Express, Inc.	574	10,998
J.B. Hunt Transport Services, Inc.	254	19,873
Kansas City Southern	201	18,275
Knight Transportation, Inc.	523	13,870
Marten Transport Ltd.	373	6,744
Norfolk Southern Corporation	215	20,438
Old Dominion Freight Line, Inc.	164	10,449
P.A.M. Transportation Services, Inc.	18	556
Ryder System, Inc.	203	13,390
Saia, Inc.	137	3,358
Swift Transportation Company	529	8,448
Union Pacific Corporation	152	12,761
Werner Enterprises, Inc.	468	12,617
		214,019
Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc.	530	22,668
DXP Enterprises, Inc.	232	7,598
Fastenal Company	201	8,157
HD Supply Holdings, Inc.	459	14,518
Kaman Corporation	128	5,138
NOW, Inc.	406	7,462
Rush Enterprises, Inc. - Class A	50	1,216

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Industrials — 11.3% (Continued)
Trading Companies & Distributors — 0.4% (Continued)
Stock Building Supply Holdings, Inc.	562	$9,661
Univar, Inc.	253	4,792
		81,210
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corporation	291	21,834

Information Technology — 5.2%
Communications Equipment — 1.1%
ADTRAN, Inc.	639	10,422
Arista Networks, Inc.	156	11,469
Ciena Corporation	519	12,996
CommScope Holding Company, Inc.	361	10,332
EchoStar Corporation - Class A	268	10,481
Finisar Corporation	767	9,258
Harmonic, Inc.	1,398	7,731
Harris Corporation	159	13,218
Infinera Corporation	592	13,332
Ixia	759	9,912
Juniper Networks, Inc.	622	18,741
Lumentum Holdings, Inc.	66	1,320
Motorola Solutions, Inc.	266	19,093
NETGEAR, Inc.	328	14,468
Palo Alto Networks, Inc.	99	18,547
Ruckus Wireless, Inc.	875	10,019
ShoreTel, Inc.	1,365	14,005
ViaSat, Inc.	196	12,148
Viavi Solutions, Inc.	342	2,175
		219,667
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corporation - Class A	195	10,735
Arrow Electronics, Inc.	300	16,968
Avnet, Inc.	329	14,910
Badger Meter, Inc.	163	9,915
Corning, Inc.	943	17,662
CTS Corporation	89	1,689
DTS, Inc.	180	4,631
FARO Technologies, Inc.	125	3,761
FEI Company	105	8,401
Flextronics International Ltd.	1,550	17,438

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Information Technology — 5.2% (Continued)
Electronic Equipment, Instruments & Components — 1.1% (Continued)
GSI Group, Inc.	621	$8,899
Ingram Micro, Inc. - Class A	137	4,237
InvenSense, Inc.	630	7,302
Itron, Inc.	317	11,396
Jabil Circuit, Inc.	84	2,150
Knowles Corporation	303	4,991
Littelfuse, Inc.	19	2,063
Mercury Systems, Inc.	654	12,805
Multi-Fineline Electronix, Inc.	98	2,419
National Instruments Corporation	417	13,094
Newport Corporation	99	1,642
OSI Systems, Inc.	84	7,865
Rofin-Sinar Technologies, Inc.	123	3,535
Trimble Navigation Ltd.	728	16,671
TTM Technologies, Inc.	337	2,642
Universal Display Corporation	235	12,352
Vishay Intertechnology, Inc.	144	1,717
Zebra Technologies Corporation - Class A	147	11,789
		233,679
Internet Software & Services — 0.8%
Actua Corporation	495	5,737
Akamai Technologies, Inc.	85	4,897
Alaphabet, Inc. - Class A	4	3,051
Bazaarvoice, Inc.	356	1,648
Benefitfocus, Inc.	23	932
Blucora, Inc.	371	3,944
comScore, Inc.	142	5,978
Cornerstone OnDemand, Inc.	227	8,152
CoStar Group, Inc.	30	6,277
Cvent, Inc.	214	7,732
Demandware, Inc.	127	6,496
EarthLink Holdings Corporation	389	3,575
Facebook, Inc. - Class A	67	6,984
GoDaddy, Inc. - Class A	290	9,010
Gogo, Inc.	52	934
GTT Communications, Inc.	280	5,933
Hortonworks, Inc.	66	1,121
Internap Corporation	468	3,360
Intralinks Holdings, Inc.	632	6,465

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Information Technology — 5.2% (Continued)
Internet Software & Services — 0.8% (Continued)
LinkedIn Corporation - Class A	25	$6,078
LivePerson, Inc.	600	4,680
Marketo, Inc.	227	6,871
Monster Worldwide, Inc.	968	6,234
New Relic, Inc.	155	5,830
PayPal Holdings, Inc.	56	1,975
Q2 Holdings, Inc.	239	6,568
Rackspace Hosting, Inc.	234	6,697
Stamps.com, Inc.	53	5,372
Textura Corporation	166	4,009
Twitter, Inc.	199	5,055
Yahoo!, Inc.	172	5,815
Yelp, Inc.	214	6,448
		163,858
IT Services — 0.3%
Acxiom Corporation	101	2,313
Blackhawk Network Holdings, Inc.	90	4,262
Computer Sciences Corporation	89	2,788
CSRA, Inc.	89	2,804
FleetCor Technologies, Inc.	14	2,152
Gartner, Inc.	69	6,438
Heartland Payment Systems, Inc.	120	9,521
Leidos Holdings, Inc.	63	3,650
Sabre Corporation	182	5,325
ServiceSource International, Inc.	381	2,057
Teradata Corporation	180	5,384
Vantiv, Inc. - Class A	137	7,221
VeriFone Systems, Inc.	243	6,969
Xerox Corporation	382	4,030
		64,914
Software — 1.5%
Adobe Systems, Inc.	70	6,402
Autodesk, Inc.	112	7,109
Barracuda Networks, Inc.	260	4,948
Blackbaud, Inc.	130	8,031
Bottomline Technologies (de), Inc.	113	3,493
BroadSoft, Inc.	28	1,121
Callidus Software, Inc.	383	7,947
CDK Global, Inc.	20	948
Citrix Systems, Inc.	81	6,210

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Information Technology — 5.2% (Continued)
Software — 1.5% (Continued)
CommVault Systems, Inc.	85	$3,483
Ellie Mae, Inc.	110	7,022
FireEye, Inc.	220	5,034
Fortinet, Inc.	144	5,187
Gigamon, Inc.	200	5,418
Guidewire Software, Inc.	142	8,425
HubSpot, Inc.	134	7,264
Imperva, Inc.	125	9,329
Infoblox, Inc.	327	4,918
Interactive Intelligence Group, Inc.	171	5,893
Intuit, Inc.	61	6,112
Manhattan Associates, Inc.	14	1,072
MobileIron, Inc.	166	720
NetScout Systems, Inc.	62	2,052
NetSuite, Inc.	63	5,380
Nuance Communications, Inc.	344	7,200
Paycom Software, Inc.	71	3,096
Pegasystems, Inc.	147	4,342
Proofpoint, Inc.	136	9,970
PROS Holdings, Inc.	300	7,377
PTC, Inc.	111	4,000
Qlik Technologies, Inc.	212	6,744
RealPage, Inc.	334	7,418
Red Hat, Inc.	78	6,350
Rubicon Project, Inc. (The)	416	6,136
salesforce.com, inc.	84	6,694
ServiceNow, Inc.	77	6,700
Silver Spring Networks, Inc.	409	5,452
Splunk, Inc.	93	5,534
SS&C Technologies Holdings, Inc.	44	3,164
Synchronoss Technologies, Inc.	78	3,071
Synopsys, Inc.	121	6,060
Tableau Software, Inc. - Class A	61	5,919
Take-Two Interactive Software, Inc.	274	9,691
Tyler Technologies, Inc.	21	3,747
Ultimate Software Group, Inc. (The)	38	7,505
Varonis Systems, Inc.	141	2,517
Verint Systems, Inc.	146	6,840
VMware, Inc. - Class A	47	2,886
Workday, Inc. - Class A	76	6,362

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Information Technology — 5.2% (Continued)
Software — 1.5% (Continued)
Workiva, Inc.	432	$8,100
Xura, Inc.	176	4,553
Zendesk, Inc.	375	9,604
Zynga, Inc. - Class A	3,194	8,241
		298,791
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corporation	595	5,426
Avid Technology, Inc.	242	1,837
Cray, Inc.	400	13,868
Diebold, Inc.	358	12,412
Eastman Kodak Company	100	1,304
Electronics for Imaging, Inc.	272	13,350
Lexmark International, Inc. - Class A	353	12,122
NCR Corporation	456	12,362
Nimble Storage, Inc.	147	1,539
Quantum Corporation	879	774
Stratasys Ltd.	58	1,450
		76,444
Materials — 7.3%
Chemicals — 3.0%
A. Schulman, Inc.	619	21,424
Air Products and Chemicals, Inc.	225	30,800
Airgas, Inc.	270	37,314
Ashland, Inc.	280	31,542
Axalta Coating Systems Ltd.	422	12,246
Axiall Corporation	1,041	21,694
Balchem Corporation	248	16,985
Cabot Corporation	105	4,572
Chemours Company (The)	44	275
E.I. du Pont de Nemours and Company	440	29,630
Eastman Chemical Company	244	17,727
Ecolab, Inc.	157	18,708
Ferro Corporation	179	2,150
FMC Corporation	576	24,751
H.B. Fuller Company	1,147	45,662
Huntsman Corporation	836	10,467
Intrepid Potash, Inc.	3,529	12,669
Koppers Holdings, Inc.	196	4,475
Kraton Performance Polymers, Inc.	1,699	37,803
Kronos Worldwide, Inc.	943	6,101

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Materials — 7.3% (Continued)
Chemicals — 3.0% (Continued)
LSB Industries, Inc.	502	$3,569
Minerals Technologies, Inc.	633	38,955
Mosaic Company (The)	308	9,745
Olin Corporation	211	4,593
Platform Specialty Products Corporation	732	9,194
PolyOne Corporation	957	34,433
PPG Industries, Inc.	99	10,468
Praxair, Inc.	247	27,862
Sensient Technologies Corporation	762	50,932
Stepan Company	52	2,707
Tredegar Corporation	645	10,165
Tronox Ltd. - Class A	1,036	6,029
W.R. Grace & Company	22	2,161
		597,808
Construction Materials — 0.7%
Eagle Materials, Inc.	511	35,300
Headwaters, Inc.	1,189	22,793
Martin Marietta Materials, Inc.	240	37,776
U.S. Concrete, Inc.	184	10,806
Vulcan Materials Company	388	39,836
		146,511
Containers & Packaging — 0.7%
Ball Corporation	57	3,957
Berry Plastics Group, Inc.	1,176	42,760
Graphic Packaging Holding Company	2,336	31,933
Greif, Inc. - Class A	204	7,236
Myers Industries, Inc.	1,303	20,197
Packaging Corporation of America	78	5,303
Sealed Air Corporation	267	12,111
WestRock Company	191	9,670
		133,167
Metals & Mining — 2.1%
Alcoa, Inc.	2,412	22,576
Allegheny Technologies, Inc.	1,882	23,845
Carpenter Technology Corporation	1,177	42,302
Century Aluminum Company	566	2,111
Coeur Mining, Inc.	3,178	8,136
Freeport-McMoRan, Inc.	772	6,315
Globe Specialty Metals, Inc.	1,925	19,577
Haynes International, Inc.	443	17,321

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 83.8% (Continued)	Shares	Value
Materials — 7.3% (Continued)
Metals & Mining — 2.1% (Continued)
Hecla Mining Company	13,198	$25,472
Horsehead Holding Corporation	1,824	4,487
Kaiser Aluminum Corporation	282	24,173
Materion Corporation	445	12,914
Newmont Mining Corporation	1,286	23,675
NN, Inc.	519	8,849
Nucor Corporation	356	14,756
Reliance Steel & Aluminum Company	7	412
Royal Gold, Inc.	855	30,737
Schnitzer Steel Industries, Inc. - Class A	1,252	20,671
Steel Dynamics, Inc.	2,270	39,475
Stillwater Mining Company	1,960	18,346
SunCoke Energy, Inc.	1,635	6,180
TimkenSteel Corporation	767	7,831
Worthington Industries, Inc.	1,152	35,447
		415,608
Paper & Forest Products — 0.8%
Clearwater Paper Corporation	518	25,284
Deltic Timber Corporation	566	37,107
International Paper Company	485	20,287
KapStone Paper and Packaging Corporation	724	17,571
Louisiana-Pacific Corporation	2,962	54,501
P.H. Glatfelter Company	497	8,842
		163,592
Telecommunication Services — 0.0% (a)
Wireless Telecommunication Services — 0.0% (a)
RingCentral, Inc. - Class A	166	3,803

Total Common Stocks (Proceeds $16,774,224)		$16,788,357

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS — 0.0% (a)	Shares	Value
BioTime, Inc.	1	$1
Magnum Hunter Resources Corporation (b)	97	0
Total Warrants (Cost $2)		$1

Total Securities Sold Short — 83.8% (Proceeds $16,774,226)		$16,788,358

(a)	Percentage rounds to less than 0.1%.
(b)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2015, representing 0.0% of net assets. (Note 2).

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF ASSETS AND LIABILITIES November 30, 2015 (Unaudited)

	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
ASSETS
Investments in securities:
At acquisition cost	$30,615,779	$23,176,152
At value (Note 2)	$34,755,391	$24,964,558
Deposits with brokers for securities sold short (Note 2)	—	11,532,371
Dividends receivable	57,235	40,579
Receivable for capital shares sold	—	304,677
Other assets	19,969	19,628
TOTAL ASSETS	34,832,595	36,861,813

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $— and $16,774,226, respectively)	—	16,788,358
Dividends payable on securities sold short (Note 2)	—	16,543
Payable to Adviser (Note 4)	13,038	2,877
Payable to administrator (Note 4)	7,830	7,180
Accrued brokerage expense on securities sold short (Note 2)	—	1,299
Accrued line of credit expense (Note 5)	7	—
Other accrued expenses and liabilities	6,215	18,685
TOTAL LIABILITIES	27,090	16,834,942

NET ASSETS	$34,805,505	$20,026,871

Net assets consist of:
Paid-in capital	$30,358,509	$19,042,694
Accumulated net investment income (loss)	374,327	(11,475)
Accumulated net realized losses from security transactions	(66,943)	(778,622)
Net unrealized appreciation (depreciation) on:
Investments	4,139,612	1,788,406
Short positions	—	(14,132)
Net assets	$34,805,505	$20,026,871

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,328,797	1,821,786

Net asset value, offering price and redemption price per share (Note 2)	$26.19	$10.99

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended November 30, 2015 (Unaudited)

	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
INVESTMENT INCOME
Dividends	$367,784	$179,352
Interest	—	19,432
TOTAL INVESTMENT INCOME	367,784	198,784

EXPENSES
Investment advisory fees (Note 4)	165,078	91,415
Dividend expense on securities sold short (Note 2)	—	69,728
Brokerage expense on securities sold short (Note 2)	—	47,308
Professional fees	19,058	19,558
Accounting services fees (Note 4)	16,418	15,373
Administration fees (Note 4)	16,675	14,250
Custodian and bank service fees	9,303	19,712
Registration and filing fees	13,739	13,799
Transfer agent fees (Note 4)	8,250	7,000
Compliance service fees (Note 4)	6,000	6,000
Pricing fees	1,949	9,920
Trustees’ fees and expenses (Note 4)	4,355	4,355
Printing of shareholder reports	4,226	3,732
Postage and supplies	2,528	2,318
Insurance expense	1,865	1,865
Borrowing costs (Note 5)	363	—
Distribution fees, Investor Class (Note 4)	57	39
Other expenses	3,354	3,354
TOTAL EXPENSES	273,218	329,726
Investment advisory fee reductions and expense reimbursements by Adviser (Note 4)	(81,040)	(106,609)
NET EXPENSES	192,178	223,117

NET INVESTMENT INCOME (LOSS)	175,606	(24,333)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized losses from:
Investments	$(215,348)	$(167,572)
Securities sold short	—	(150,714)
Net change in unrealized appreciation (depreciation) on:
Investments	(504,319)	279,107
Securities sold short	—	540,620
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(719,667)	501,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(544,061)	$477,108

See accompanying notes to financial statements.

BARROW VALUE OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM OPERATIONS
Net investment income	$175,606	$308,510
Net realized gains (losses) from security transactions	(215,348)	163,178
Net change in unrealized appreciation (depreciation) on investments	(504,319)	1,815,680
Net increase (decrease) in net assets resulting from operations	(544,061)	2,287,368

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investment income, Institutional Class	—	(166,316)
Investment income, Investor Class	—	(1,730)
Realized gains, Institutional Class	—	(1,701,605)
Realized gains, Investor Class	—	(24,232)
Decrease in net assets from distributions to shareholders	—	(1,893,883)

CAPITAL SHARE TRANSACTIONS (Note 1)
Institutional Class
Proceeds from shares sold	4,541,708	9,208,231
Net asset value of shares issued in reinvestment of distributions	—	1,843,520
Payments for shares redeemed	(1,136,967)	(881,565)
Net increase in Institutional Class net assets from capital share transactions	3,404,741	10,170,186

Investor Class
Proceeds from shares sold	—	293,091
Net asset value of shares issued in reinvestment of distributions	—	25,962
Payments for shares redeemed	(275,749)	(401,316)
Net decrease in Investor Class net assets from capital share transactions	(275,749)	(82,263)

TOTAL INCREASE IN NET ASSETS	2,584,931	10,481,408

NET ASSETS
Beginning of period	32,220,574	21,739,166
End of period	$34,805,505	$32,220,574

ACCUMULATED NET INVESTMENT INCOME	$374,327	$198,721

See accompanying notes to financial statements.

BARROW VALUE OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
CAPITAL SHARE ACTIVITY (Note 1)
Institutional Class
Shares sold	171,771	352,569
Shares reinvested	—	73,284
Shares redeemed	(44,716)	(33,824)
Net increase in shares outstanding	127,055	392,029
Shares outstanding, beginning of period	1,201,742	809,713
Shares outstanding, end of period	1,328,797	1,201,742

Investor Class
Shares sold	—	11,054
Shares reinvested	—	1,035
Shares redeemed	(10,392)	(15,299)
Net decrease in shares outstanding	(10,392)	(3,210)
Shares outstanding, beginning of period	10,392	13,602
Shares outstanding, end of period	—	10,392

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM OPERATIONS
Net investment loss	$(24,333)	$(4,122)
Net realized gains (losses) from:
Investments	(167,572)	133,151
Securities sold short	(150,714)	(474,610)
Net change in unrealized appreciation (depreciation) on:
Investments	279,107	1,169,975
Securities sold short	540,620	(313,893)
Net increase in net assets resulting from operations	477,108	510,501

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Realized gains, Institutional Class	—	(169,448)
Realized gains, Investor Class	—	(3,197)
Decrease in net assets from distributions to shareholders	—	(172,645)

CAPITAL SHARE TRANSACTIONS (Note 1)
Institutional Class
Proceeds from shares sold	9,882,266	5,065,056
Net asset value of shares issued in reinvestment of distributions	—	165,696
Payments for shares redeemed	(3,020)	(106,526)
Net increase in Institutional Class net assets from capital share transactions	9,879,246	5,124,226

Investor Class
Proceeds from shares sold	—	10,500
Net asset value of shares issued in reinvestment of distributions	—	3,197
Payments for shares redeemed	(191,532)	—
Net increase (decrease) in Investor Class net assets from capital share transactions	(191,532)	13,697

TOTAL INCREASE IN NET ASSETS	10,164,822	5,475,779

NET ASSETS
Beginning of period	9,862,049	4,386,270
End of period	$20,026,871	$9,862,049

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(11,475)	$12,858

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
CAPITAL SHARE ACTIVITY (Note 1)
Institutional Class
Shares sold	912,236	499,343
Shares reinvested	—	16,134
Shares redeemed	(282)	(10,410)
Net increase in shares outstanding	911,954	505,067
Shares outstanding, beginning of period	909,832	404,765
Shares outstanding, end of period	1,821,786	909,832

Investor Class
Shares sold	—	1,004
Shares reinvested	—	312
Shares redeemed	(18,074)	—
Net increase (decrease) in shares outstanding	(18,074)	1,316
Shares outstanding, beginning of period	18,074	16,758
Shares outstanding, end of period	—	18,074

See accompanying notes to financial statements.

BARROW VALUE OPPORTUNITY FUND* FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:
	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Period Ended May 31, 2014(a)
Net asset value at beginning of period	$26.58		$26.40	$23.30

Income (loss) from investment operations:
Net investment income	0.12		0.27	0.18
Net realized and unrealized gains (losses) on investments	(0.51)		2.25	3.47
Total from investment operations	(0.39)		2.52	3.65

Less distributions:
From net investment income	—		(0.20)	(0.06)
From net realized gains from investments	—		(2.14)	(0.49)
Total from investment operations	—		(2.34)	(0.55)

Net asset value at end of period	$26.19		$26.58	$26.40

Total return (b)	(1.47%	)(c)	10.10%	15.73	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$34,806		$31,945	$21,380

Ratio of total expenses to average net assets	1.64	%(d)	1.79%	1.86	%(d)

Ratio of net expenses to average net assets (e)	1.15	%(d)	1.15%	1.15	%(d)

Ratio of net investment income to average net assets (e)	1.05	%(d)	1.29%	1.01	%(d)

Portfolio turnover rate	45	%(c)	112%	45	%(c)

*	Prior to July 1, 2015, formally known as Barrow Value Opportunity Fund - Institutional Class (Note 1).
(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND* FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:
	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Period Ended May 31, 2014(a)
Net asset value at beginning of period	$10.63		$10.41	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.02)	(0.03)
Net realized and unrealized gains on investments	0.38		0.43	0.44
Total from investment operations	0.36		0.41	0.41

Less distributions:
From net realized gains from investments	—		(0.19)	—

Net asset value at end of period	$10.99		$10.63	$10.41

Total return (b)	3.39	%(c)	4.01%	4.10	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$20,027		$9,671	$4,212

Ratio of total expenses to average net assets	5.41	%(e)	6.16%	8.69	%(e)

Ratio of net expenses to average net assets (d)	3.66	%(e)	3.70%	3.51	%(e)

Ratio of net expenses to average net assets excluding dividend expense (d)	2.52	%(e)	2.54%	2.51	%(e)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (d)	1.74	%(e)	1.74%	1.74	%(e)

Ratio of net investment loss to average net assets (d) (f)	(0.40%	)(e)	(0.05%)	(0.37%	)(e)

Portfolio turnover rate	49	%(c)	111%	76	%(c)

*	Prior to July 1, 2015, formally known as Barrow Long/Short Opportunity Fund - Institutional Class (Note 1).
(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
(e)	Annualized.
(f)

The Fund earns interest income on the margin account balance that is associated with securities sold short. The ratio of interest income to average net assets for the periods ended November 30, 2015, May 31, 2015 and May 31, 2014 is 0.32%(e), 0.30% and 0.28%(e), respectively.

See accompanying notes to financial statements.

BARROW FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Unaudited)

1. Organization

Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund) and Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund) (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations at the close of business on August 30, 2013.

The investment objective of Barrow Value Opportunity Fund is to seek to generate long-term capital appreciation. The investment objective of Barrow Long/Short Opportunity Fund is to seek to generate above-average returns through capital appreciation, while also attempting to reduce volatility and preserve capital during market downturns.

The Funds currently offer one class of shares which is sold without any sales loads or distribution fees. Prior to July 1, 2015, each Fund offered two classes of shares: Institutional Class shares (sold without any sales loads or distribution fees and required a $250,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and required a $2,500 initial investment). Each class of shares represented an ownership interest in the same investment portfolio. On June 30, 2015, all existing Investor Class shares of each Fund were converted into Institutional Class shares and the initial minimum investment was reduced to $2,500 (the “Conversion”). After the Conversion, the Institutional Class designation no longer applied to shares of the Fund.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of November 30, 2015:

Barrow Value Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$34,664,185	$—	$—	$34,664,185
Exchange-Traded Funds	1,461	—	—	1,461
Money Market Funds	89,745	—	—	89,745
Total	$34,755,391	$—	$—	$34,755,391

Barrow Long/Short Opportunity Fund	Level 1	Level 2		Level 3	Total
Investments in Securities:
Common Stocks	$24,424,239	$0	(a)	$—	$24,424,239
Exchange-Traded Funds	11,060	—		—	11,060
Money Market Funds	529,259	—		—	529,259
Total	$24,964,558	$0		$—	$24,964,558
Other Financial Instruments:
Common Stocks – Sold Short	$(16,788,357)	$—		$—	$(16,788,357)
Warrants – Sold Short	(1)	(0	)(a)	—	(1)
Total	$(16,788,358)	$(0)		$—	$(16,788,358)

(a)	Barrow Long/Short Opportunity Fund holds Level 2 securities and other financial instruments which are valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of November 30, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of November 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income/expense – Dividend income and expense are recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended November 30, 2015 and May 31, 2015 was as follows:

Barrow Value Opportunity Fund
Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Institutional Class
November, 2015	$ —	$ —	$ —
May 31, 2015	$ 272,298	$ 1,595,623	$ 1,867,921

Investor Class
November, 2015	$ —	$ —	$ —
May 31, 2015	$ 3,239	$ 22,723	$ 25,962

Barrow Long/Short Opportunity Fund
Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Institutional Class
November, 2015	$ —	$ —	$ —
May 31, 2015	$ 169,448	$ —	$ 169,448

Investor Class
November, 2015	$ —	$ —	$ —
May 31, 2015	$ 3,197	$ —	$ 3,197

Barrow Value Opportunity Fund made the following distributions to shareholders of record on December 30, 2015:

Per Share
Record Date	Ex-Date	Ordinary Income	Long-term Capital Gains
12/30/2015	12/31/2015	$ 0.1910	$ 0.2018

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Short Sales – Barrow Long/Short Opportunity Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 (the “1940 Act”) to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent Barrow Long/Short Opportunity Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Barrow Street Advisers, LLC (the “Adviser”) to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2015:

	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
Cost of portfolio investments	$30,605,452	$23,279,235
Gross unrealized appreciation	$5,325,729	$2,431,751
Gross unrealized depreciation	(1,175,790)	(746,428)
Net unrealized appreciation	4,149,939	1,685,323
Net unrealized depreciation on securities sold short	—	(324,824)
Accumulated ordinary income (loss)	226,396	(60,090)
Undistributed long-term gains	281,634	—
Capital loss carryforward	—	(218,049)
Other losses	(210,973)	(98,183)
Accumulated earnings	$4,446,996	$984,177

As of November 30, 2015, the proceeds of securities sold short on a tax basis is $16,463,534 for Barrow Long/Short Opportunity Fund.

The value of the federal income tax cost of portfolio investments, securities sold short and tax components of accumulated earnings may temporarily differ from the financial statement cost of portfolio investments and securities sold short and components of net assets (“book/tax differences”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of income and capital gains on publicly-traded partnerships held by the Funds.

As of May 31, 2015, Barrow Long/Short Opportunity Fund had a short-term capital loss carryforward of $218,049 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended May 31, 2014 and May 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended November 30, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $18,539,314 and $14,796,852, respectively, for Barrow Value Opportunity Fund and $19,207,226 and $7,581,896, respectively, for Barrow Long/Short Opportunity Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Barrow Value Opportunity Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets. Barrow Long/Short Opportunity Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.50% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Funds and the Adviser, the Adviser has contractually agreed, until October 1, 2016, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of the Funds (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding the following percentages of each Fund’s average daily net assets:

Barrow Value Opportunity Fund	1.15%
Barrow Long/Short Opportunity Fund	1.74%

Accordingly, during the six months ended November 30, 2015, the Adviser reduced its investment advisory fees and reimbursed other operating expenses as follows:

	Investment Advisory Fee Reductions	Expense Reimbursements	Total
Barrow Value Opportunity Fund	$ 63,200	$ 17,840	$ 81,040
Barrow Long/Short Opportunity Fund	$ 90,852	$ 15,757	$ 106,609

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Funds to exceed the foregoing expense limitations. As of November 30, 2015, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	May 31, 2017	May 31, 2018	November 30, 2018	Total
Barrow Value Opportunity Fund	$ 118,161	$180,140	$ 81,040	$ 379,341
Barrow Long/Short Opportunity Fund	$ 156,927	$ 212,647	$ 106,609	$ 476,183

The Principle Executive Officer of the Funds is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance, and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain Trustees and officers of the Trust are also officers of Ultimus and the Distributor.

DISTRIBUTION PLAN

Prior to July 1, 2015, each Fund had adopted a distribution plan under Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund could pay intermediaries and other persons for rendering distribution and shareholder services and for bearing any related expenses with respect to the Investor Class of each Fund. These distribution and shareholder service fees could not exceed the annual rate of 0.25% of each Fund’s average daily net assets allocable to Investor Class Shares. During the six months ended November 30, 2015, the Investor Class of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund incurred $57 and $39, respectively, of distribution fees under the Plan.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also receives a $500 annual retainer from each Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Funds for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2015, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Barrow Value Opportunity Fund:
Socatean Partners	45%
Charles Schwab & Company, Inc. (for the benefit of its customers)	34%
Robert F. Greenhill, Jr. (a principal of the Adviser)	13%
Barrow Long/Short Opportunity Fund:
Charles Schwab & Company, Inc. (for the benefit of its customers)	52%
Socatean Partners	28%
Robert F. Greenhill, Jr.	13%

A beneficial owner of 25% or more of either Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Borrowing Costs

Barrow Value Opportunity Fund has a secured bank line of credit with BNP Paribas that provides a maximum borrowing of up to one-third of its net assets. The line of credit may be used to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes. Borrowings under this arrangement bear interest at an annual rate equal to the one-month LIBOR at the time of borrowing plus 0.85%. During the six months ended November 30, 2015, Barrow Value Opportunity Fund incurred $363 of borrowing costs. As of November 30, 2015, Barrow Value Opportunity Fund did not have any outstanding borrowings. The average outstanding borrowings and average interest rate on such borrowings by Barrow Value Opportunity Fund during the six months ended November 30, 2015 were $71,296 and 1.03%, respectively. Barrow Long/Short Opportunity Fund does not have a bank line of credit.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes, or other developments may negatively impact a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2015, Barrow Long/Short Opportunity Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Staples	26.7%	(17.6%)	9.1%

As shown above, although the Fund has greater than 25% of the Fund’s net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s sector exposure to ensure the Fund’s portfolio is significantly diversified.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following:

●	The subsequent payment of ordinary income dividends and long-term capital gain distributions for Barrow Value Opportunity Fund as disclosed in Note 2.

●	The secured bank line of credit that Barrow Value Opportunity Fund had with BNP Paribas was closed on December 30, 2015.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2015) and held until the end of the period (November 30, 2015).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
Barrow Value Opportunity Fund
Actual	$1,000.00	$985.30	1.15%	$5.72
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Barrow Long/Short Opportunity Fund
Actual	$1,000.00	$1,033.90	3.66%	$18.66
Hypothetical 5% Return (before expenses)	$1,000.00	$1,006.72	3.66%	$18.41

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BARROW FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is also available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-877-767-6633. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CINCINNATI ASSET MANAGEMENT FUNDS:

BROAD MARKET STRATEGIC INCOME FUND

Semi-Annual Report

November 30, 2015
(Unaudited)

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND LETTER TO SHAREHOLDERS	January 5, 2015

Dear Shareholders,

Our Semi-Annual report for the Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) presents data and performance for the 6 months ended November 30, 2015. All of us at Cincinnati Asset Management, Inc. want to thank you for your investment with us, and we appreciate your confidence in our investment management.

The Fund invests primarily in a broad market of investment-grade and high-yield corporate bonds that we consider undervalued. We believe that our proprietary analysis enhances our ability to identify such opportunities and enables us to sell securities when opportunities that are more attractive present themselves. These investment decisions are made with the important discipline of maintaining portfolio diversification and with the dual objectives of achieving a high level of income while preserving capital. Our goal is to improve quality, increase yield, and shorten maturity in the Fund’s portfolio.

Our disciplined investing strategy resulted in the Fund holding 80 positions in the bonds of 75 different corporations on November 30, 2015. The Fund continues to be fully invested. The Fund’s performance matched the Barclays U.S. Corporate BAA Index (the “Benchmark”) for the 6-month fiscal period ended November 30, with a total return of -2.48% for both the Fund and the Benchmark. The difficult environment in the high-yield market resulted in the negative returns for both the Fund and Benchmark.

During the past 6 months, interest rates increased. On June 1, 2015, the yield on the 10-year Treasury Bond was 2.12%, and on November 30, 2015 it was 2.21%. Moreover, the premium yield on A-rated corporate bonds versus Treasuries increased from 1.09% to 1.17%, and on BBB-rated corporate bonds the premium rose from 1.78% to 2.14%. Bond prices decline as rates increase, and the lower net asset value of the Fund reflects the higher interest rates. The Federal Reserve Board (the “Fed”) increased the Federal Funds Target Rate by 0.25% during December 2015, a move that had been generally anticipated for several months. Typically, changes in the Target Rate don’t significantly influence the 10-year Treasury rate, which is 2.24% as of the date of this letter (almost the same as it was on November 30, 2015). At this time, the timing of additional rate increases is less critical than the questions of “how high” and “how fast”. As of November 30, 2015, bonds that the Fund owns were yielding 4.54% to average maturity, around 2.3% more than U.S. Treasury yields. We believe that the Fund’s positions will continue to provide excellent value relative to other investment-grade, fixed-income alternatives.

During the first half of the Fund’s fiscal year, revised gross domestic product (“GDP”) for the third calendar quarter of 2015 was +2.1%, while revised second calendar quarter of 2015 was +3.9%. Current consensus forecast for GDP growth in the fourth calendar quarter is 2.2%. Unemployment settled at 5.0% on November 30, 2015 while continuing jobless claims and initial jobless claims showed improvement. The Fed’s measure of inflation was approximately +1.5%, well below its target of 2.0%. Although interest rates will be impacted by “headline” news and the so-called “risk-off/risk-on” trades that cause short-term volatility, we intend to focus on the relative value of corporate and high-yield bonds

1

and on the intermediate-term maturity of the portfolio; it is the underlying credit quality of the companies whose bonds we purchase that influences our investment decisions, not short-term interest rate fluctuations.

Additionally, a predominant theme for the last 6 to 12 months has been the rapid decline of oil prices falling from over $100 per barrel to less than $50 per barrel, rebounding to the $60 range, and then declining to the $35 to $37 range. Many corporations engaged in exploration and production of oil, as well as many corporations providing services to the Energy sector, have experienced a significant negative impact on their revenue, and their bonds have underperformed market averages. The Fund holds several positions in these companies as well as issues of coal companies that have been adversely impacted by the pressures of a struggling coal market. We continue to actively monitor these positions to determine how they may perform over a full market cycle, always seeking to be rewarded for the risks we assume.

We expect increased volatility in fixed-income markets as some participants continually readjust positioning. High-yield bond funds saw significant liquidations in the first half of December 2015 though many experienced inflows later in the month. Although many market observers expect positive returns for high–yield debt for 2016, this will not be without volatility, in our opinion. As always, we will continue to search for value and adjust positions as we uncover compelling situations.

Thank you again for your confidence in our Fund. Our investors are very important to us and if you have any questions regarding market conditions or the Fund, please don’t hesitate to call us (513.554.8500).

Sincerely,

Cincinnati Asset Management Funds:
Broad Market Strategic Income Fund
Managed by Cincinnati Asset Management, Inc.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-738-1128.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-738-1128 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise

2

the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
PORTFOLIO INFORMATION
November 30, 2015 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Investments

Security Description	% of Net Assets
Toll Brothers Finance Corp., 5.875%, due 02/15/22	2.7%
L-3 Communications Corp., 3.950%, due 05/28/24	2.6%
Wells Fargo & Co., 4.125%, due 08/15/23	2.6%
Bristol-Myers Squibb Co., 3.250%, due 11/01/23	2.6%
Morgan Stanley, 3.700%, due 10/23/24	2.5%
U.S. Bancorp, 2.950%, due 07/15/22	2.5%
Halliburton Co., 3.500%, due 08/01/23	2.5%
International Lease Finance Corp., 5.875%, due 08/15/22	2.3%
PerkinElmer, Inc., 5.000%, due 11/15/21	2.3%
Qwest Corp., 6.750%, due 12/01/21	2.2%

Credit Rating Allocation
S&P Credit Quality	% of Portfolio
AA	4.1%
A	46.6%
BBB	17.4%
BB	14.5%
B	17.4%

4

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS November 30, 2015 (Unaudited)

CORPORATE BONDS — 95.7%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 6.8%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$57,000	$58,354
Cinemark USA, Inc.	4.875%	06/01/23	65,000	63,944
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	61,050
Regal Entertainment Group	5.750%	02/01/25	61,000	59,704
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	60,000	62,400
Service Corp. International	5.375%	05/15/24	9,000	9,472
Service Corp. International	7.500%	04/01/27	50,000	58,500
Tenneco, Inc.	5.375%	12/15/24	4,000	4,120
Walt Disney Co. (The)	2.350%	12/01/22	100,000	99,205
				476,749
Consumer Staples — 3.9%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	96,815
B&G Foods, Inc.	4.625%	06/01/21	58,000	57,492
Spectrum Brands, Inc.	6.625%	11/15/22	50,000	53,625
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	64,190
				272,122
Energy — 15.5%
Apache Corp.	3.250%	04/15/22	109,000	107,576
Bristow Group, Inc.	6.250%	10/15/22	65,000	56,550
Chesapeake Energy Corp.	5.750%	03/15/23	7,000	3,010
Chevron Corp.	2.355%	12/05/22	150,000	145,921
Cloud Peak Energy Resources, LLC	8.500%	12/15/19	12,000	6,840
Cloud Peak Energy Resources, LLC	6.375%	03/15/24	29,000	13,195
ConocoPhillips Co.	2.400%	12/15/22	150,000	141,520
Continental Resources, Inc.	5.000%	09/15/22	63,000	55,361
Denbury Resources, Inc.	4.625%	07/15/23	56,000	32,760
Halliburton Co.	3.500%	08/01/23	175,000	174,746
Noble Energy, Inc.	5.875%	06/01/22	65,000	65,319
Peabody Energy Corp.	7.875%	11/01/26	50,000	8,375
Range Resources Corp.	5.000%	08/15/22	56,000	49,840
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	59,000	54,723
Schlumberger Ltd.	3.650%	12/01/23	125,000	129,505
Williams Partners, L.P.	4.875%	05/15/23	55,000	48,468
				1,093,709
Financials — 24.5%
Aircastle Ltd.	5.500%	02/15/22	40,000	42,000
Bank of America Corp.	3.300%	01/11/23	150,000	150,118
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	100,000	98,866
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	155,897

5

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 95.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 24.5% (Continued)
General Electric Capital Corp.	3.150%	09/07/22	$80,000	$81,945
International Lease Finance Corp.	5.875%	08/15/22	150,000	162,487
Morgan Stanley	3.700%	10/23/24	175,000	178,171
PNC Financial Services Group, Inc. (The) (a)	2.854%	11/09/22	150,000	148,374
Simon Property Group, L.P.	3.750%	02/01/24	150,000	156,052
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	188,125
U.S. Bancorp	2.950%	07/15/22	175,000	175,440
Wells Fargo & Co.	4.125%	08/15/23	175,000	182,637
				1,720,112
Health Care — 8.1%
Bristol-Myers Squibb Co.	3.250%	11/01/23	175,000	181,345
Community Health Systems, Inc.	6.875%	02/01/22	56,000	54,460
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	60,000	57,750
HCA Holdings, Inc.	5.375%	02/01/25	60,000	59,175
HealthSouth Corp.	5.750%	11/01/24	60,000	58,200
PerkinElmer, Inc.	5.000%	11/15/21	150,000	159,065
				569,995
Industrials — 15.1%
General Dynamics Corp.	2.250%	11/15/22	150,000	144,573
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	70,053	68,389
Iron Mountain, Inc.	5.750%	08/15/24	57,000	56,786
L-3 Communications Corp.	3.950%	05/28/24	195,000	185,626
Raytheon Co.	2.500%	12/15/22	150,000	147,293
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	148,892
Teekay Corp.	8.500%	01/15/20	55,000	54,174
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	39,114	40,435
United Rentals North America, Inc.	5.500%	07/15/25	60,000	60,225
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	151,484	153,946
				1,060,339
Information Technology — 5.1%
Equinix, Inc.	5.375%	04/01/23	55,000	56,306
Hewlett-Packard Co.	4.375%	09/15/21	150,000	150,697
Intel Corp.	2.700%	12/15/22	150,000	150,049
				357,052
Materials — 2.8%
Graphic Packaging International, Inc.	4.750%	04/15/21	55,000	56,513
Praxair, Inc.	2.200%	08/15/22	150,000	142,904
				199,417

6

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 95.7% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services — 9.5%
AT&T, Inc.	2.625%	12/01/22	$140,000	$134,570
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	58,000	59,722
CenturyLink, Inc.	5.800%	03/15/22	5,000	4,656
Comcast Corp.	3.600%	03/01/24	80,000	83,589
Frontier Communications Corp.	9.000%	08/15/31	55,000	46,475
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	17,000	16,596
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	43,000	43,269
Qwest Corp.	6.750%	12/01/21	150,000	157,674
Qwest Corp.	6.875%	09/15/33	47,000	46,221
Sprint Corp.	7.625%	02/15/25	60,000	47,288
Verizon Communications, Inc.	5.150%	09/15/23	25,000	27,991
				668,051
Utilities — 4.4%
AES Corp. (The)	5.500%	03/15/24	43,000	39,396
AES Corp. (The)	5.500%	04/15/25	30,000	27,075
Amerigas Finance, LLC	7.000%	05/20/22	55,000	56,925
Calpine Corp.	5.750%	01/15/25	65,000	61,100
GenOn Americas Generation, LLC	8.500%	10/01/21	28,000	23,940
NRG Energy, Inc.	6.625%	03/15/23	46,000	42,550
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	57,096
				308,082

Total Investments at Value — 95.7% (Cost $6,956,166)				$6,725,628

Other Assets in Excess of Liabilities — 4.3%				304,692

Net Assets — 100.0%				$7,030,320

(a)	Step coupon security. The rate shown is the effective interest rate as of November 30, 2015.

See accompanying notes to financial statements.

7

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2015 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$6,956,166
At value (Note 2)	$6,725,628
Cash	201,270
Interest receivable	81,840
Receivable from Adviser (Note 4)	16,050
Other assets	19,346
Total assets	7,044,134

LIABILITIES
Payable to administrator (Note 4)	7,000
Other accrued expenses	6,814
Total liabilities	13,814

NET ASSETS	$7,030,320

NET ASSETS CONSIST OF:
Paid-in capital	$7,303,000
Accumulated net investment income	39,701
Accumulated net realized losses from security transactions	(81,843)
Net unrealized depreciation on investments	(230,538)
NET ASSETS	$7,030,320

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	732,448

Net asset value, offering price and redemption price per share (Note 2)	$9.60

See accompanying notes to financial statements.

8

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$145,025

EXPENSES
Investment advisory fees (Note 4)	26,487
Professional fees	19,392
Fund accounting fees (Note 4)	15,357
Administration fees (Note 4)	15,000
Registration and filing fees	12,174
Pricing fees	10,793
Distribution fees (Note 4)	8,829
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Trustees' fees and expenses (Note 4)	4,355
Custody and bank service fees	3,839
Insurance expense	1,970
Postage and supplies	1,044
Other expenses	3,907
Total expenses	135,147
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(112,192)
Net expenses	22,955

NET INVESTMENT INCOME	122,070

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions	(80,005)
Net change in unrealized appreciation/depreciation on investments	(225,061)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(305,066)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(182,996)

See accompanying notes to financial statements.

9

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM OPERATIONS
Net investment income	$122,070	$231,416
Net realized gains (losses) from security transactions	(80,005)	2,330
Net change in unrealized appreciation/depreciation on investments	(225,061)	(28,468)
Net increase (decrease) in net assets resulting from operations	(182,996)	205,278

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(123,954)	(221,564)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	47,600	1,022,639
Net asset value of shares issued in reinvestment of distributions to shareholders	123,954	221,564
Payments for shares redeemed	(66,535)	(403,078)
Net increase in net assets from capital share transactions	105,019	841,125

TOTAL INCREASE (DECREASE) IN NET ASSETS	(201,931)	824,839

NET ASSETS
Beginning of period	7,232,251	6,407,412
End of period	$7,030,320	$7,232,251

ACCUMULATED NET INVESTMENT INCOME	$39,701	$41,585

CAPITAL SHARE ACTIVITY
Shares sold	4,898	102,166
Shares reinvested	12,887	22,290
Shares redeemed	(6,835)	(40,361)
Net increase in shares outstanding	10,950	84,095
Shares outstanding at beginning of period	721,498	637,403
Shares outstanding at end of period	732,448	721,498

See accompanying notes to financial statements.

10

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$10.02		$10.05	$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.33	0.33	0.16
Net realized and unrealized gains (losses) on investments	(0.42)		(0.04)	0.11	(0.11)
Total from investment operations	(0.25)		0.29	0.44	0.05

Less distributions:
From net investment income	(0.17)		(0.32)	(0.33)	(0.11)

Net asset value at end of period	$9.60		$10.02	$10.05	$9.94

Total return (b)	(2.48%	)(c)	2.99%	4.68%	0.48	%(c)

Net assets at end of period (000’s)	$7,030		$7,232	$6,407	$5,220

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.83	%(d)	3.71%	4.53%	3.69	%(d)

Ratio of net expenses to average net assets (e)	0.65	%(d)	0.65%	0.65%	0.65	%(d)

Ratio of net investment income to average net assets (e)	3.46	%(d)	3.35%	3.41%	2.81	%(d)

Portfolio turnover rate	4	%(c)	23%	11%	13	%(c)

(a)	Represents the period from the commencement of operations (October 26, 2012) through May 31, 2013.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

11

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Unaudited)

1. Organization

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 26, 2012.

The investment objective of the Fund is to achieve a high level of income consistent with a secondary goal of capital preservation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with Generally Accepted Accounting Principals in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund’s fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the “Adviser”), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair

12

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,725,628	$—	$6,725,628

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of November 30, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended November 30, 2015 and May 31, 2015 was ordinary income. On December 31, 2015, the Fund paid an ordinary income dividend of $0.0820 per share to shareholders of record on December 30, 2015.

13

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2015:

Tax cost of portfolio investments	$6,956,166
Gross unrealized appreciation	$53,567
Gross unrealized depreciation	(284,105)
Net unrealized depreciation on investments	(230,538)
Accumulated ordinary income	39,701
Capital loss carryforwards	(1,838)
Other losses	(80,005)
Accumulated deficit	$(272,680)

As of May 31, 2015, the Fund had a short-term capital loss carryforward of $1,838. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2013 through May 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

14

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended November 30, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $339,475 and $241,761, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to an expense limitation agreement between the Fund and the Adviser, the Adviser has contractually agreed until October 1, 2016 to reduce investment advisory fees and reimburse certain other operating expenses in order to limit total annual operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.65% of the Fund’s average daily net assets. Accordingly, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $85,705 during the six months ended November 30, 2015.

Certain officers of the Fund are also officers of the Adviser.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended November 30, 2015, the Fund incurred $8,829 in distribution and service fees under the Rule 12b-1 Plan.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

15

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. In addition, each Independent Trustee receives a $500 annual retainer from the Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Fund for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2015, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Mary S. Sloneker	43%
Cincinnati Asset Management, Inc.	26%
William S. Sloneker	19%
Charles Schwab & Co., Inc. (for the benefit of its customers)	6%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2015) and held until the end of the period (November 30, 2015).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

17

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$975.20	$3.22
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.81	$3.29

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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WAVELENGTH

FUNDS

Semi-Annual Report

November 30, 2015 (Unaudited)

WAVELENGTH INTEREST RATE NEUTRAL FUND

WAVELENGTH INTEREST RATE NEUTRAL FUND LETTER TO SHAREHOLDERS	January 6, 2016

Dear Fellow Shareholders:

The market environment has varied widely in the months since our last letter, based in large part on expectations for Federal Reserve (“Fed”) policy. Market pricing exhibited an unstable relationship with economic conditions as short-term fears frequently outweighed long-term fundamentals on a day-to-day basis. The resulting price volatility introduced meaningful downside risk across markets, particularly in credit and energy-related instruments. In the face of challenging conditions, we maintained a disciplined balance to growth and inflation in line with our investment mandate over the long-term.

What follows is designed to provide context around returns in a way that builds a deeper understanding of the investment process that supports them. Through this we hope to build on the partnership your investment creates.

PERFORMANCE SUMMARY

For the six months ended November 30, 2015, the Wavelength Interest Rate Neutral Fund (the “Fund”) delivered a return of -5.56% versus a benchmark return of +0.01% for the S&P / BGCantor 0-3 Month US Treasury Bill Index (which seeks to represent the return from not taking risk in financial markets). Performance over the period remained within targeted risk parameters, and the Fund has maintained its portfolio balance in line with investment objectives.

WAVELENGTH PHILOSOPHY

We believe that macroeconomic conditions drive asset prices and central banks use interest rates to manage macroeconomic conditions. Based on this fundamental logic, we seek to build a portfolio that is hedged to changes in interest rates by balancing investment exposure between instruments we expect to outperform in rising and falling macroeconomic conditions.

INVESTMENT ENVIRONMENT

As an extension of our investment philosophy we believe that changing expectations for these conditions drive investment decisions, which in turn drive market prices. While markets periodically reconnected with their macroeconomic drivers, long-term fundamental linkages were less stable due to short-term fears as uncertainty continued to drive investors in and out of cash.

Over the six months from June through November of 2015, US economic output recovered modestly from negative surprises earlier in the year, yet still lagged behind consensus expectations. Inflation similarly remained at subdued levels and was consistently below what had been forecast by economists. Downside surprises amidst prospects of rising rates resulted in conflicting signals for many asset classes.

Rising growth assets experienced one of their most challenging periods since the crisis, while falling growth assets failed to respond meaningfully to changing expectations. In line with this, rising inflation assets underperformed as energy prices continued to fall, and falling inflation assets delivered modestly positive returns.

1

Lower energy prices impacted corporate credit most intensely due to default risk concerns in the oil and gas sector. This resulted in a disconnect between high yield bonds and other rising growth assets, such as equities and convertibles. While equities bounced back from a late September sell-off, credit’s recovery was short-lived as corporate spreads remained under pressure throughout November.

Amidst uncertainty around Fed policy, US government bonds were volatile, dropping in June then recovering through mid-August, only to fall again towards the end of the period. Despite wide-ranging price moves, there was little difference in total returns between Treasuries with short, medium, and long-term maturities.

In inflation-related markets, commodities and TIPS underperformed, as expectations remained subdued throughout the period. Sovereign and corporate emerging market debt produced mixed results over the period due to a broad-based sell-off through August followed by a strong rebound when spreads to Treasuries became sufficiently attractive.

PERFORMANCE DISCUSSION

During the period from May 31, 2015 through November 30, 2015, short-term fear in markets outweighed the Fund’s long-term hedge to growth and inflation, producing negative returns overall. In the face of widespread volatility, however, this balance limited the impact of any individual market and effectively hedged away idiosyncratic risks experienced over the period.

In this context, June brought the first notable headwinds, as financial assets became correlated and investors moved to cash. Losses were suffered across the portfolio’s sub-sectors, led by rising growth assets including convertible bonds, credit and emerging market debt. The Fund recovered in July based on the rebound of many holdings that came back from relatively stressed levels.

July’s rebound proved temporary and selling pressure returned, sinking markets to levels experienced in June. The portfolio’s targeted balance, however, was more effective in this scenario, as profits from 10-year Treasuries and gold helped mitigate impacts of selling experienced elsewhere.

In October the Fund produced strong positive returns based on performance across a robust set of assets. Holdings such as corporate credit which had previously suffered most were among the portfolio’s top contributors. While government bonds and TIPS limited upside, negative returns were only modest and diversification benefits were seen more substantially in risk-adjusted results.

Assets became correlated once again in November as uncertainty around rate hikes drove investors into cash. Negative performance came from both corporate and government assets as energy prices put pressure on high yield credit and increased volatility overall. A rebound in US Treasuries, however, drove positive returns heading into month-end which helped minimize downside risk and reconnect markets with fundamental drivers.

OUTLOOK

Following the Fed’s December 16th decision to increase interest rates, further clarity around policy decisions has been provided to investors. We expect transparency to reduce uncertainty built up within the financial system and for investors to recalibrate their expectations

2

accordingly. In line with this, we believe financial markets will reconnect with their economic drivers and re-establish relationships with growth and inflation conditions maintained over the long-term.

Based on the logic detailed above and consistent with our investment process, we are positioned with a targeted balance to economic outcomes. We believe the supporting investment process remains a prudent approach that will deliver value to our investors through absolute returns.

Thank you for your trust and commitment through investment.

Sincerely,

Andrew Dassori

Founding Partner & Chief Investment Officer
Wavelength Capital Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.Performance data current to the most recent month end are available by calling 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Wavelength Interest Rate Neutral Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements.Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates.Past performance is not a guarantee of future results.

3

WAVELENGTH INTEREST RATE NEUTRAL FUND
PORTFOLIO INFORMATION
November 30, 2015 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
iShares® TIPS Bond ETF	17.8%
PowerShares Senior Loan Portfolio	15.6%
Vanguard Short-Term Corporate Bond ETF	12.3%
SPDR® Barclays Short Term High Yield Bond ETF	11.3%
SPDR® Barclays High Yield Bond ETF	8.6%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	8.4%
PowerShares Emerging Markets Sovereign Debt Portfolio	5.1%
iShares® iBoxx $ Investment Grade Corporate Bond ETF	5.1%
Market Vectors Emerging Markets High Yield Bond ETF	4.2%
iShares® iBoxx $ High Yield Corporate Bond ETF	3.1%

4

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS November 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 94.5%	Shares	Value
Emerging Markets Debt — 17.7%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	12,781	$1,385,333
Market Vectors Emerging Markets High Yield Bond ETF	30,063	693,253
PowerShares Emerging Markets Sovereign Debt Portfolio	30,277	845,031
		2,923,617
Real Estate Investment Trusts (REITs) — 2.4%
Vanguard REIT ETF	4,900	389,011

U.S. Fixed Income — 74.4%
iShares® iBoxx $ High Yield Corporate Bond ETF	6,110	507,435
iShares® iBoxx $ Investment Grade Corporate Bond ETF	7,240	839,188
iShares® TIPS Bond ETF	26,426	2,928,001
PowerShares Senior Loan Portfolio	113,611	2,577,834
SPDR® Barclays High Yield Bond ETF	40,023	1,415,213
SPDR® Barclays Short Term High Yield Bond ETF	69,869	1,855,022
Vanguard Short-Term Corporate Bond ETF	25,507	2,028,827
Vanguard Short-Term Inflation-Protected Securities ETF	2,100	101,493
		12,253,013
Total Exchange-Traded Funds — 94.5% (Cost $16,019,808)		$15,565,641

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WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 1.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(a) (Cost $250,597)	250,597	$250,597

Total Investments at Value — 96.0% (Cost $16,270,405)		$15,816,238

Other Assets in Excess of Liabilities — 4.0%		657,378

Net Assets — 100.0%		$16,473,616

(a)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to financial statements.

6

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF FUTURES CONTRACTS November 30, 2015 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Commodity Futures
COMEX miNY Gold Future	1/27/2016	5	$266,313	$1,279

Index Futures
E-Mini Dow CBOT DJIA Future	12/18/2015	8	708,560	4,874
E-Mini Nasdaq 100 Future	12/18/2015	4	373,540	5,022
E-Mini S&P 500® Future	12/18/2015	8	832,400	6,709
Total Index Futures			1,914,500	16,605

Treasury Futures
5-Year U.S. Treasury Note Future	3/31/2016	17	2,017,820	(1,112)
U.S. Treasury Long Bond Future	3/21/2016	3	462,563	933
Total Treasury Futures			2,480,383	(179)

Total Futures Contracts			$4,661,196	$17,705

See accompanying notes to financial statements.

7

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT November 30, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
Commodity Futures
E-Mini Crude Oil Future	12/18/2015	3	$62,400	$431

Treasury Futures
10-Year U.S. Treasury Note Future	3/21/2016	5	632,188	86

Total Futures Contracts Sold Short			$694,588	$517

See accompanying notes to financial statements.

8

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2015 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$16,270,405
At value (Note 2)	$15,816,238
Cash	3,728
Margin deposits for futures contracts (Notes 2 and 5)	512,587
Dividends receivable	4
Receivable for investment securities sold	153,674
Receivable from Adviser (Note 4)	1,980
Other assets	12,979
Total assets	16,501,190

LIABILITIES
Payable for investment securities purchased	7,968
Payable to administrator (Note 4)	7,390
Variation margin payable (Notes 2 and 5)	8,492
Other accrued expenses	3,724
Total liabilities	27,574

NET ASSETS	$16,473,616

NET ASSETS CONSIST OF:
Paid-in capital	$17,810,168
Accumulated net investment income	65,045
Accumulated net realized losses from security transactions and other financial instruments	(965,652)
Net unrealized appreciation (depreciation) on:
Investments	(454,167)
Futures contracts	18,222
NET ASSETS	$16,473,616

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,746,469

Net asset value, offering price and redemption price per share (Note 2)	$9.43

See accompanying notes to financial statements.

9

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$274,110

EXPENSES
Investment advisory fees (Note 4)	80,515
Professional fees	19,217
Fund accounting fees (Note 4)	14,849
Administration fees (Note 4)	14,000
Transfer agent fees (Note 4)	7,500
Custody and bank service fees	6,768
Compliance fees (Note 4)	6,615
Trustees' fees and expenses (Note 4)	4,378
Registration and filing fees	3,699
Insurance expense	1,938
Postage and supplies	1,154
Other expenses	8,304
Total expenses	168,937
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(85,031)
Net expenses	83,906

NET INVESTMENT INCOME	190,204

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized losses from:
Investments	(519,048)
Futures contracts (Note 5)	(275,793)
Net change in unrealized appreciation/depreciation on:
Investments	(408,031)
Futures contracts (Note 5)	26,397
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,176,475)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(986,271)

See accompanying notes to financial statements.

10

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM OPERATIONS
Net investment income	$190,204	$329,154
Net realized losses from:
Investments	(519,048)	(168,620)
Option contracts (Note 5)	—	(8,464)
Futures contracts (Note 5)	(275,793)	(14,863)
Capital gain distributions from regulated investment companies	—	37,148
Net change in unrealized appreciation/depreciation on:
Investments	(408,031)	(153,547)
Futures contracts (Note 5)	26,397	(18,308)
Net increase (decrease) in net assets from operations	(986,271)	2,500

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(173,245)	(293,521)
From net realized gains	—	(48,557)
Decrease in net assets from distributions to shareholders	(173,245)	(342,078)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	124,924	13,413,165
Net asset value of shares issued in reinvestment of distributions to shareholders	168,080	339,021
Payments for shares redeemed	(475,049)	(314,392)
Net increase (decrease) in net assets from capital share transactions	(182,045)	13,437,794

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,341,561)	13,098,216

NET ASSETS
Beginning of period	17,815,177	4,716,961
End of period	$16,473,616	$17,815,177

ACCUMULATED NET INVESTMENT INCOME	$65,045	$48,086

See accompanying notes to financial statements.

11

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
CAPITAL SHARE ACTIVITY
Shares sold	12,473	1,308,050
Shares issued in reinvestment of distributions to shareholders	17,746	34,071
Shares redeemed	(49,426)	(31,083)
Net increase (decrease) in shares outstanding	(19,207)	1,311,038
Shares outstanding at beginning of period	1,765,676	454,638
Shares outstanding at end of period	1,746,469	1,765,676

See accompanying notes to financial statements.

12

WAVELENGTH INTEREST RATE NEUTRAL FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Period Ended May 31, 2014(a)
Net asset value at beginning of period	$10.09		$10.38	$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.23	0.10
Net realized and unrealized gains (losses) on investments and futures contracts	(0.67)		(0.25)	0.36
Total from investment operations	(0.56)		(0.02)	0.46

Less distributions:
Distributions from net investment income	(0.10)		(0.23)	(0.07)
Distributions from net realized gains	—		(0.04)	(0.01)
Total distributions	(0.10)		(0.27)	(0.08)

Net asset value at end of period	$9.43		$10.09	$10.38

Total return (b)	(5.56%	)(c)	(0.17%)	4.62	%(c)

Net assets at end of period (000's)	$16,474		$17,815	$4,717

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.99	%(e)	2.19%	4.42	%(e)

Ratio of net expenses to average net assets (d)(f)	0.99	%(e)	0.99%	0.99	%(e)

Ratio of net investment income to average net assets (f)(g)	2.25	%(e)	2.52%	1.55	%(e)

Portfolio turnover rate	75	%(c)	107%	114	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2013) through May 31, 2014.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(g)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

13

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Unaudited)

1. Organization

Wavelength Interest Rate Neutral Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 30, 2013.

The investment objective of the Fund is total return.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price as quoted on the exchanges in which they are primarily traded. If no closing price is readily available at the time of valuation, the option will be valued at the closing bid price for that day. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Trust’s Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

14

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$15,565,641	$—	$—	$15,565,641
Money Market Funds	250,597	—	—	250,597
Total	$15,816,238	$—	$—	$15,816,238
Other Financial Instruments
Futures Contracts	$17,705	$—	$—	$17,705
Futures Contracts Sold Short	517	—	—	517
Total	$18,222	$—	$—	$18,222

As of November 30, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

15

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund will distribute to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2015 and May 31, 2015 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
November 30, 2015	$173,245	$—	$173,245
May 31, 2015	$328,122	$13,956	$342,078

Option contracts – The Fund may use option contracts in any manner consistent with its investment objective and as long as the use is consistent with relevant provisions of the Investment Company Act of 1940. The Fund may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases an option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. If a closing sale transaction is used to terminate the Fund’s obligation on an option, a gain or loss will be realized depending upon whether the price of the closing sale transaction is more or less than the premium previously paid on the option purchased.

Futures contracts – The Fund may use futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

16

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized captial gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2015:

Tax cost of portfolio investments	$16,571,857
Gross unrealized appreciation	$11,697
Gross unrealized depreciation	(767,316)
Net unrealized depreciation	(755,619)
Accumulated ordinary income	65,045
Capital loss carryforward	(38,753)
Other losses	(607,225)
Total accumulated deficit	$(1,336,552)

The value of the federal income tax cost of portfolio investments and the tax components of the accumulated deficit may temporarily differ from the financial statement cost and components of net assets (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

As of May 31, 2015, the Fund had a short-term capital loss carryforward of $38,753 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2014 and May 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

17

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended November 30, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $12,891,134 and $11,667,391, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Wavelength Capital Management, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until October 1, 2016, to reduce investment advisory fees and reimburse other operating expenses in order to limit total annual operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. During the six months ended November 30, 2015, the Adviser did not collect any of its investment advisory fees and, in addition, reimbursed the Fund for other operating expenses totaling $4,516.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed 0.99% of the Fund’s average daily net assets. As of November 30, 2015, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2017	May 31, 2018	November 30, 2018	Total
$91,664	$157,675	$85,031	$334,370

The principal executive officer of the Fund is also an officer of the Adviser.

18

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. In addition, each Independent Trustee receives a $500 annual retainer from the Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Fund for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2015, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Interactive Brokers, LLC (for the benefit of its customers)	70%
R&T Partners, LLC (for the benefit of its customers)	11%

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of November 30, 2015 are recorded in the following location in the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin payable

19

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table sets forth the values of variation margin of the Fund as of November 30, 2015:

	Variation Margin
	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$1,442	$—	$1,442
Index	231	(10,916)	(10,685)
Treasury	1,031	(531)	500
Total Asset Derivatives	2,704	(11,447)	(8,743)
Liability Derivatives
Futures contracts
Commodity	165	—	165
Treasury	86	—	86
Total Liability Derivatives	251	—	251
Total	$2,955	$(11,447)	$(8,492)

The Fund’s transactions in derivative instruments during the six months ended November 30, 2015 are recorded in the following locations in the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized losses from futures contracts
Net change in unrealized appreciation/depreciation on futures contracts

The following is a summary of the Fund’s net realized gains (losses) and net change in unrealized appreciation/depreciation on derivative instruments recognized in the Statement of Operations during the six months ended November 30, 2015:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation
Futures contracts
Commodity	$(24,205)	$10,949
Index	(253,588)	25,770
Treasury	2,000	(10,322)
Total	$(275,793)	$26,397

20

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The average monthly notional amount of futures contracts purchased during the six months ended November 30, 2015 was $7,110,935, and the gross notional amount of futures contracts and future contracts sold short outstanding at November 30, 2015 was $4,661,196 and $(694,588), respectively.

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

As of November 30 2015, the offsetting of financial assets and derivative assets is as follows:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable (payable) - futures contracts	$2,704	$(11,447)	$(8,743)	$422,829	$414,086
Total subject to a master netting or similar arrangement	$2,704	$(11,447)	$(8,743)	$422,829	$414,086

As of November 30, 2015, the offsetting of financial liabilities and derivative liabilities is as follows:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$251	$—	$251	$89,758	$90,009
Total subject to a master netting or similar arrangement	$251	$—	$251	$89,758	$90,009

21

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2015, the Fund had 94.5% of the value of its net assets invested in ETFs.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

22

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2015) and held until the end of the period (November 30, 2015).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

23

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$944.40	$4.83
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.10	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date		February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund

Date	February 5, 2016

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	February 5, 2016

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund

Date	February 5, 2016

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	February 5, 2016

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	February 5, 2016

*	Print the name and title of each signing officer under his or her signature.